As filed with the Securities and Exchange Commission on March 29, 2001

                                                              File No. 333-95611
                                                                       811-08914

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                          | |
       Post-Effective Amendment No. 2                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 3                                                      |X|
                        (Check appropriate box or boxes.)

                           -------------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)

                           -------------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)
                           -------------------------
                                  Dona D. Young
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                           -------------------------
                                    Copy to:


                               Susan E. Schechter
                         PHL Variable Insurance Company

                                One American Row
                               Hartford, CT 06102
                           -------------------------


               It is proposed that this filing will become effective (check appropriate box)
               [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on March 30, 2001 pursuant to paragraph (b) of Rule 485
               [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
               [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485

               If appropriate, check the following box:

               [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                                        PHOENIX PREMIUM EDGE(SM)


                                                                       Issued by



                                                  PHL VARIABLE INSURANCE COMPANY




IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[Envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
           PO Box 8027
           Boston, MA 02266-8027
[Phone]    Tel. 800/541-0171




PROSPECTUS                           MARCH 30, 2001


This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income. The contract offers a variety of variable and fixed investment options.


You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the MVA Account ("MVA") or the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------

   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-Aberdeen New Asia Series
   [diamond]   Phoenix-Bankers Trust Dow 30 Series
   [diamond]   Phoenix-Bankers Trust Nasdaq 100-Index(R) Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Nifty Fifty Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Federated U.S. Government Bond Series(1)
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Hollister Value Equity Series
   [diamond]   Phoenix-J.P. Morgan Research Enhanced Index Series
   [diamond]   Phoenix-Janus Equity Income Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Janus Growth Series
   [diamond]   Phoenix-Morgan Stanley Focus Equity Series
   [diamond]   Phoenix-Oakhurst Balanced Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Value Fund


THE ALGER AMERICAN FUND
-----------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
   [diamond]   EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
   [diamond]   Mutual Shares Securities Fund -- Class 2
   [diamond]   Templeton Asset Strategy Fund -- Class 2
   [diamond]   Templeton Developing Markets Securities Fund -- Class 2
   [diamond]   Templeton Growth Securities Fund -- Class 2
   [diamond]   Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger Foreign Forty
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Twenty
   [diamond]   Wanger U.S. Small Cap


(1) This series is no longer available for new investments. Payment allocations can be made only if you elected this investment option prior to February 16, 2001.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated March 30, 2001 has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171. See the section entitled, "SAI" for the Table of Contents.

                                TABLE OF CONTENTS


Heading                                                    Page
--------------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   13
PERFORMANCE HISTORY.......................................   13
THE VARIABLE ACCUMULATION ANNUITY.........................   13
PHL VARIABLE AND THE ACCOUNT .............................   13
INVESTMENTS OF THE ACCOUNT................................   13
   The Phoenix Edge Series Fund...........................   13
   AIM Variable Insurance Funds...........................   15
   The Alger American Fund................................   15
   Deutsche Asset Management VIT Funds....................   15
   Federated Insurance Series.............................   15
   Fidelity(R) Variable Insurance Products................   15
   Franklin Templeton Variable Insurance
     Products Trust.......................................   16
   The Universal Institutional Funds, Inc.................   16
   Wanger Advisors Trust..................................   16
   Investment Advisors....................................   17
   Services of the Advisors...............................   18
MVA.......................................................   18
GIA.......................................................   18
PURCHASE OF CONTRACTS.....................................   18
DEDUCTIONS AND CHARGES....................................   19
   Deductions from the Separate Account...................   19
     Premium Tax..........................................   19
     Surrender Charges....................................   19
     Mortality and Expense Risk Fee.......................   20
     Administrative Fee...................................   20
     Administrative Charge................................   20
   Reduced Charges, Increased Bonus Payments and
     Enhanced Guaranteed Interest Rates...................   20
   Market Value Adjustment................................   20
   Other Charges..........................................   20
THE ACCUMULATION PERIOD...................................   20
   Accumulation Units.....................................   20
   Accumulation Unit Values...............................   21
   Transfers .............................................   21
   Optional Programs and Benefits.........................   22
     Dollar Cost Averaging Program........................   22
     Asset Rebalancing Program............................   22
   Surrender of Contract; Partial Withdrawals.............   22
   Lapse of Contract......................................   22
   Payment Upon Death Before Maturity Date ...............   23
THE ANNUITY PERIOD........................................   23
   Variable Accumulation Annuity Contracts................   23
   Annuity Payment Options ...............................   24
     Payment Upon Death After Maturity Date...............   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Deferment of Payment ..................................   26
   Free Look Period.......................................   26
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   27
   Taxation of Annuities in General--Non-Qualified Plans...  27
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   28
     Surrenders or Withdrawals On or After the
       Contract Maturity Date.............................   28
     Penalty Tax on Certain Surrenders and Withdrawals....   28
   Additional Considerations..............................   28
   Diversification Standards .............................   29
   Individual Retirement Annuity..........................   30
     IRAs.................................................   30
     Penalty Tax on Certain Surrenders and
       Withdrawals from IRAs..............................   30
     Seek Tax Advice......................................   31
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   31
STATE REGULATION..........................................   31
REPORTS...................................................   31
VOTING RIGHTS.............................................   31
LEGAL MATTERS.............................................   32
SAI.......................................................   32
APPENDIX A--FINANCIAL HIGHLIGHTS..........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES..................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS.....................  C-1

                                SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                        ALL SUBACCOUNTS
-----------------------------------                                                        ---------------

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1............................................             8%
    Age of Payment in Complete Years 1-2............................................             8%
    Age of Payment in Complete Years 2-3............................................             8%
    Age of Payment in Complete Years 3-4............................................             7%
    Age of Payment in Complete Years 4-5............................................             6%
    Age of Payment in Complete Years 5-6............................................             5%
    Age of Payment in Complete Years 6-7............................................             4%
    Age of Payment in Complete Years 7-8............................................             3%
    Age of Payment in Complete Years 8 and thereafter...............................            None

ANNUAL ADMINISTRATIVE CHARGE

    Maximum(2)......................................................................             $35

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..................................................           1.475%
    Daily Administrative Fee........................................................            .125%
                                                                                               ------

    Total Separate Account Annual Expenses..........................................           1.60 %


-----------------------------

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2) Waived if contract value is $50,000 or more.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT    RULE      EXPENSES     FUND EXPENSES     EXPENSES   FUND EXPENSES
                                                  MANAGEMENT   12B-1       BEFORE         BEFORE          AFTER         AFTER
                     SERIES                          FEE        FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(4)                   0.75%       N/A       0.27%           1.02%           0.27%         1.02%
Phoenix-Aberdeen New Asia(3)                        1.00%       N/A       1.41%           2.41%           0.25%         1.25%
Phoenix-Bankers Trust Dow 30(2)                     0.35%       N/A       1.25%           1.60%           0.15%         0.50%
Phoenix-Bankers Trust Nasdaq-100 Index(R)(2,6)      0.35%       N/A       3.58%           3.93%           0.15%         0.50%
Phoenix-Duff & Phelps Real Estate Securities(3)     0.75%       N/A       0.57%           1.32%           0.25%         1.00%
Phoenix-Engemann Capital Growth(2)                  0.62%       N/A       0.06%           0.68%           0.06%         0.68%
Phoenix-Engemann Nifty Fifty(2)                     0.90%       N/A       0.29%           1.19%           0.15%         1.05%
Phoenix-Engemann Small & Mid-Cap Growth(3,6)        0.90%       N/A       3.03%           3.93%           0.25%         1.15%
Phoenix-Federated U.S. Government Bond(2)           0.60%       N/A       1.92%           2.52%           0.15%         0.75%
Phoenix-Goodwin Money Market(2)                     0.40%       N/A       0.18%           0.58%           0.15%         0.55%
Phoenix-Goodwin Multi-Sector Fixed Income(2)        0.50%       N/A       0.19%           0.69%           0.15%         0.65%
Phoenix-Hollister Value Equity(2)                   0.70%       N/A       0.63%           1.33%           0.15%         0.85%
Phoenix-J.P. Morgan Research Enhanced Index(1)      0.45%       N/A       0.24%           0.69%           0.10%         0.55%
Phoenix-Janus Equity Income(2)                      0.85%       N/A       1.69%           2.54%           0.15%         1.00%
Phoenix-Janus Flexible Income(2)                    0.80%       N/A       1.67%           2.47%           0.15%         0.95%
Phoenix-Janus Growth(2)                             0.85%       N/A       0.39%           1.24%           0.15%         1.00%
Phoenix-Morgan Stanley Focus Equity(2)              0.85%       N/A       2.05%           2.90%           0.15%         1.00%
Phoenix-Oakhurst Balanced(2)                        0.55%       N/A       0.15%           0.70%           0.15%         0.70%
Phoenix-Oakhurst Growth & Income(2)                 0.70%       N/A       0.24%           0.94%           0.15%         0.85%
Phoenix-Oakhurst Strategic Allocation(2)            0.58%       N/A       0.12%           0.70%           0.12%         0.70%
Phoenix-Sanford Bernstein Global Value(2,6)         0.90%       N/A       4.51%           5.41%           0.15%         1.05%
Phoenix-Sanford Bernstein Mid-Cap Value(2)          1.05%       N/A       1.34%           2.39%           0.15%         1.20%
Phoenix-Sanford Bernstein Small-Cap Value(2,6)      1.05%       N/A      12.47%          13.52%           0.15%         1.20%
Phoenix-Seneca Mid-Cap Growth(3)                    0.80%       N/A       0.39%           1.19%           0.25%         1.05%
Phoenix-Seneca Strategic Theme(3)                   0.75%       N/A       0.17%           0.92%           0.17%         0.92%
------------------------------------------------------------------------------------------------------------------------------------

(1)  This series pays a portion or all of its expenses other than the management fee up to .10%.
(2)  This series pays a portion or all of its expenses other than the management fee up to .15%.
(3)  This series pays a portion or all of its expenses other than the management fee up to .25%.
(4)  This series pays a portion or all of its expenses other than the management fee up to .40%.
(5)  Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6)  This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.




FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                        OTHER
                                                                          OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                   INVESTMENT    RULE      EXPENSES     FUND EXPENSES   EXPENSES     FUND EXPENSES
                                                   MANAGEMENT   12B-1       BEFORE         BEFORE         AFTER          AFTER
              SERIES                                  FEE      FEES(6)   REIMBURSEMENT REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.21%         0.82%          0.21%          0.82%
AIM V.I. Value Fund                                  0.61%        N/A        0.23%         0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(7)          .85%        N/A        0.05%         0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                             .45%        N/A        0.47%         0.92%          0.20%          0.65%

FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      .60%        N/A        0.24%         0.84%          0.24%          0.84%
Federated High Income Bond Fund II                    .60%        N/A        0.16%         0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           .57%       0.10%       0.09%         0.76%          0.09%          0.76%(8)
VIP Growth Opportunities Portfolio                    .58%       0.10%       0.11%         0.79%          0.11%          0.79%(8)
VIP Growth Portfolio                                  .57%       0.10%       0.09%         0.76%          0.09%          0.76%(8)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                .60%       0.25%       0.20%         1.05%          0.20%          1.05%
Templeton Asset Strategy Fund--Class 2                .60%       0.25%       0.22%         1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund--       1.25%       0.25%       0.31%         1.81%          0.31%          1.81%
   Class 2
Templeton Growth Securities Fund--Class 2             .81%       0.25%       0.06%         1.12%          0.06%          1.12%
Templeton International Securities Fund--Class 2      .67%       0.25%       0.20%         1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  .80%(9)     N/A        0.56%         1.36%          0.56%          1.15%(9)

WANGER ADVISORS TRUST
---------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(1)                              1.00%        N/A        0.68%         1.68%          0.45%          1.45%
Wanger International Small Cap(3)                    1.20%        N/A        0.21%         1.41%          0.21%          1.41%
Wanger Twenty(4)                                      .95%        N/A        0.60%         1.55%          0.40%          1.35%
Wanger U.S. Small Cap(2)                              .95%        N/A        0.05%         1.00%          0.05%          1.00%
-----------------------------------------------------------------------------------------------------------------------------------

1 This series pays a portion or all of its expenses other than the management fee up to .45%.
2 This series pays a portion or all of its expenses other than the management fee up to .50%.
3 This series pays a portion or all of its expenses other than the management fee up to .60%.
4 This series pays a portion or all of its expenses other than the management fee up to .40%.
5 Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
6 The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
7 Included in "Other Expenses" is .01% of interest expense.
8 Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
9 The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to .59%.


    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................        $100            $156            $198            $305
Phoenix-Aberdeen New Asia Series................................         113             197             264             430
Phoenix-Bankers Trust Dow 30 Series.............................         105             174             226             359
Phoenix-Bankers Trust Nasdaq 100-Index(R) Series(1).............         128             239             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         102             165             213             334
Phoenix-Engemann Capital Growth Series..........................          96             146             181             272
Phoenix-Engemann Nifty Fifty Series.............................         101             161             206             321
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............         128             239             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................         114             200             269             439
Phoenix-Goodwin Money Market Series.............................          95             143             176             262
Phoenix-Goodwin Multi-Sector Fixed Income Series................          96             147             182             273
Phoenix-Hollister Value Equity Series...........................         103             166             213             335
Phoenix-J.P. Morgan Research Enhanced Index Series..............          96             147             182             273
Phoenix-Janus Equity Income Series..............................         115             201             270             440
Phoenix-Janus Flexible Income Series............................         114             199             267             435
Phoenix-Janus Growth Series.....................................         102             163             209             326
Phoenix-Morgan Stanley Focus Equity Series......................         118             211             286             469
Phoenix-Oakhurst Balanced Series................................          96             147             182             274
Phoenix-Oakhurst Growth and Income Series.......................          99             154             194             297
Phoenix-Oakhurst Strategic Allocation Series....................          96             147             182             274
Phoenix-Sanford Bernstein Global Value Series(2)................         142             279             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         113             196             263             428
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............         216             462             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         101             161             206             321
Phoenix-Seneca Strategic Theme Series...........................          99             153             193             295
AIM V.I. Capital Appreciation Fund(3)...........................          98             150             N/A             N/A
AIM V.I. Value Fund(3)..........................................          98             151             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................          98             153             192             293
EAFE(R) Equity Index Fund.......................................          99             153             193             295
Federated Fund for U.S. Government Securities II................          98             151             189             288
Federated High Income Bond Fund II..............................          97             149             185             280
VIP Contrafund(R) Portfolio.....................................          97             149             185             280
VIP Growth Opportunities Portfolio..............................          97             150             187             283
VIP Growth Portfolio............................................          97             149             185             280
Mutual Shares Securities Fund-- Class 2.........................         100             157             199             307
Templeton Asset Strategy Fund-- Class 2.........................         100             158             200             310
Templeton Developing Markets Securities Fund-- Class 2..........         107             180             236             378
Templeton Growth Securities Fund-- Class 2......................         101             159             203             315
Templeton International Securities Fund-- Class 2...............         101             159             203             315
Technology Portfolio............................................         103             167             215             337
Wanger Foreign Forty............................................         106             176             230             367
Wanger International Small Cap..................................         103             168             217             342
Wanger Twenty...................................................         105             172             224             355
Wanger U.S. Small Cap...........................................          99             156             197             303
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this subaccount began on August 15, 2000.
(2) Inclusion of this subaccount began on November 20, 2000.
(3) Inclusion of this subaccount began on March 30, 2000.

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................        $100            $156            $144            $305
Phoenix-Aberdeen New Asia Series................................         113             197             210             430
Phoenix-Bankers Trust Dow 30 Series.............................         105             174             172             359
Phoenix-Bankers Trust Nasdaq 100-Index(R) Series(1).............         128             239             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         102             165             159             334
Phoenix-Engemann Capital Growth Series..........................          96             146             127             272
Phoenix-Engemann Nifty Fifty Series.............................         101             161             152             321
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............         128             239             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................         114             200             215             439
Phoenix-Goodwin Money Market Series.............................          95             143             122             262
Phoenix-Goodwin Multi-Sector Fixed Income Series................          96             147             128             273
Phoenix-Hollister Value Equity Series...........................         103             166             159             335
Phoenix-J.P. Morgan Research Enhanced Index Series..............          96             147             128             273
Phoenix-Janus Equity Income Series..............................         115             201             216             440
Phoenix-Janus Flexible Income Series............................         114             199             213             435
Phoenix-Janus Growth Series.....................................         102             163             155             326
Phoenix-Morgan Stanley Focus Equity Series......................         118             211             232             469
Phoenix-Oakhurst Balanced Series................................          96             147             128             274
Phoenix-Oakhurst Growth and Income Series.......................          99             154             140             297
Phoenix-Oakhurst Strategic Allocation Series....................          96             147             128             274
Phoenix-Sanford Bernstein Global Value Series(2)................         142             279             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         113             196             209             428
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............         216             462             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         101             161             152             321
Phoenix-Seneca Strategic Theme Series...........................          99             153             139             295
AIM V.I. Capital Appreciation Fund(3)...........................          98             150             N/A             N/A
AIM V.I. Value Fund(3)..........................................          98             151             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................          98             153             138             293
EAFE(R) Equity Index Fund.......................................          99             153             139             295
Federated Fund for U.S. Government Securities II................          98             151             135             288
Federated High Income Bond Fund II..............................          97             149             131             280
VIP Contrafund(R) Portfolio.....................................          97             149             131             280
VIP Growth Opportunities Portfolio..............................          97             150             133             283
VIP Growth Portfolio............................................          97             149             131             280
Mutual Shares Securities Fund-- Class 2.........................         100             157             145             307
Templeton Asset Strategy Fund-- Class 2.........................         100             158             146             310
Templeton Developing Markets Securities Fund-- Class 2..........         107             180             182             378
Templeton Growth Securities Fund-- Class 2......................         101             159             149             315
Templeton International Securities Fund-- Class 2...............         101             159             149             315
Technology Portfolio............................................         103             167             161             337
Wanger Foreign Forty............................................         106             176             176             367
Wanger International Small Cap..................................         103             168             163             342
Wanger Twenty...................................................         105             172             170             355
Wanger U.S. Small Cap...........................................          99             156             143             303
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series..

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................         $28            $ 84            $144            $305
Phoenix-Aberdeen New Asia Series................................          41             125             210             430
Phoenix-Bankers Trust Dow 30 Series.............................          33             102             172             359
Phoenix-Bankers Trust Nasdaq 100-Index(R) Series(1).............          56             167             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............          30              93             159             334
Phoenix-Engemann Capital Growth Series..........................          24              74             127             272
Phoenix-Engemann Nifty Fifty Series.............................          29              89             152             321
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............          56             167             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................          42             128             215             439
Phoenix-Goodwin Money Market Series.............................          23              71             122             262
Phoenix-Goodwin Multi-Sector Fixed Income Series................          24              75             128             273
Phoenix-Hollister Value Equity Series...........................          31              94             159             335
Phoenix-J.P. Morgan Research Enhanced Index Series..............          24              75             128             273
Phoenix-Janus Equity Income Series..............................          43             129             216             440
Phoenix-Janus Flexible Income Series............................          42             127             213             435
Phoenix-Janus Growth Series.....................................          30              91             155             326
Phoenix-Morgan Stanley Focus Equity Series......................          46             139             232             469
Phoenix-Oakhurst Balanced Series................................          24              75             128             274
Phoenix-Oakhurst Growth and Income Series.......................          27              82             140             297
Phoenix-Oakhurst Strategic Allocation Series....................          24              75             128             274
Phoenix-Sanford Bernstein Global Value Series(2)................          70             207             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................          41             124             209             428
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............         144             390             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................          29              89             152             321
Phoenix-Seneca Strategic Theme Series...........................          27              81             139             295
AIM V.I. Capital Appreciation Fund(3)...........................          26              78             N/A             N/A
AIM V.I. Value Fund(3)..........................................          26              79             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................          26              81             138             293
EAFE(R) Equity Index Fund.......................................          27              81             139             295
Federated Fund for U.S. Government Securities II................          26              79             135             288
Federated High Income Bond Fund II..............................          25              77             131             280
VIP Contrafund(R) Portfolio.....................................          25              77             131             280
VIP Growth Opportunities Portfolio..............................          25              78             133             283
VIP Growth Portfolio............................................          25              77             131             280
Mutual Shares Securities Fund-- Class 2.........................          28              85             145             307
Templeton Asset Strategy Fund-- Class 2.........................          28              86             146             310
Templeton Developing Markets Securities Fund-- Class 2..........          35             108             182             378
Templeton Growth Securities Fund-- Class 2......................          29              87             149             315
Templeton International Securities Fund-- Class 2...............          29              87             149             315
Technology Portfolio............................................          31              95             161             337
Wanger Foreign Forty............................................          34             104             176             367
Wanger International Small Cap..................................          31              96             163             342
Wanger Twenty...................................................          33             100             170             355
Wanger U.S. Small Cap...........................................          27              84             143             303
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursements by the advisor except as indicated. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.


    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix B.

    The examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.


    You also select a benefit option that is suitable in meeting your financial objectives. Each benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum initial payment is $10,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond] We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the benefit option you select.


[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "GIA" and in "The Accumulation Period--Transfers."


[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.


[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

 --------------------------------------------------------------

 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%

 --------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
 --------------------------------------------------------------
    o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond] Administrative Charge--maximum of $35 each year. Waived if contract value is $50,000 or more.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.475%. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contract value upon annuitization.

    o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

BENEFIT OPTIONS

[diamond] The contract offers two benefit options. You select a benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each benefit option are on the Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. Note that the total amount returned to you will not include the amount of the bonus payments we have added to payments made by you.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


                                                                           BENEFIT OPTIONS CHART

                                                            OPTION 1                                  OPTION 2

                 Component                                  Return of                                  Annual
                                                             Premium                                   Step-up

Death Benefit(1) on the date of death       The greater of:                           The greatest of:
of the annuitant who has not yet attained   1. the sum of 100% of premium             1. the sum of 100% of premium payments
age 80                                         payments less adjusted partial            less adjusted partial withdrawals on
                                               withdrawals on the claim date; or         the claim date; or
                                            2. the contract value on the claim date.  2. the contract value on the claim date; or
                                                                                      3. the annual step-up amount on the
                                                                                         claim date.

Death Benefit(1) on the date of death       The greater of:                           The greater of:
of the annuitant who has attained age 80    1. the sum of 100% of premium payments    1. the death benefit in effect at the
                                               less adjusted partial withdrawals on      end of the immediately preceding
                                               the claim date; or                        contract year prior to the annuitant
                                            2. the contract value on the claim date.     turning age 80, plus the sum of 100%
                                                                                         of premium payments less adjusted
                                                                                         partial withdrawals made since the
                                                                                         contract year that the annuitant
                                                                                         reached age 80; or
                                                                                      2. the contract value on the claim date.

Amount of bonus payment(2)                  5% of each payment received from you.     4% of each payment received from you.

(1) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.
(2) See the "Purchase of Contracts--Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix A. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling VAO at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 7% and 5% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are a life insurance company that offers life insurance and annuity products. We are a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Our executive office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981. PHL Variable sells life insurance and variable annuity contracts through its own field force of agents and through brokers.


    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see the "GIA" section of this prospectus.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

    PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price, render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: Seeks long-term total return. It invests in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income. The series invests in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities. The advisor uses a value-oriented approach with a focus on non-U.S. companies in developed countries in Europe and the Far East, Australia and Canada. The advisor may invest a portion of the series' assets in developing market companies.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase, which are believed to offer the possibility of increase in value.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The series invests primarily in common stocks believed to have substantial potential for capital growth.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The fund invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Investing in securities of companies whose value it believes is not fully recognized by the public.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Investing in companies that it believes have above-average growth potential.
o Investing in securities of domestic and foreign issuers.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectus, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling VPMO at the address or telephone number provided on the front of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

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PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
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Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
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--------------------------------------------------------------------------------
PIC SUBADVISORS
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Phoenix-Aberdeen International Advisors, LLC ("PAIA")
     o Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
     o Phoenix-Engemann Capital Growth
     o Phoenix-Engemann Nifty Fifty
     o Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
     o Phoenix-Seneca Mid-Cap Growth
     o Phoenix-Seneca Strategic Theme
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PHOENIX VARIABLE ADVISORS, INC. ("PVA")
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Phoenix-Bankers Trust Dow 30
Phoenix-Bankers Trust Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index
Phoenix-Janus Equity Income
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
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PVA SUBADVISORS
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Bankers Trust Company
     o Phoenix-Bankers Trust Dow 30
     o Phoenix-Bankers Trust Nasdaq-100 Index(R)
Federated Investment Management Company
     o Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc.
     o Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation
     o Phoenix-Janus Equity Income
     o Phoenix-Janus Flexible Income
     o Phoenix-Janus Growth
Morgan Stanley Asset Management
     o Phoenix-Morgan Stanley Focus Equity
Alliance Capital Management L.P.
     o Phoenix-Sanford Bernstein Global Value
     o Phoenix-Sanford Bernstein Mid-Cap Value
     o Phoenix-Sanford Bernstein Small-Cap Value
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--------------------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
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Phoenix-Duff & Phelps Real Estate Securities
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
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Phoenix-Aberdeen New Asia
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    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.


    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix. Seneca is an indirect, majority-owned subsidiary of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.


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OTHER ADVISORS
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AIM Advisors, Inc.
    o AIM V.I. Capital Appreciation Fund
    o AIM V.I. Value Fund

Fred Alger Management, Inc.
    o Alger American Leveraged AllCap Portfolio
Bankers Trust Company
    o EAFE(R) Equity Index Fund
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OTHER ADVISORS
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Federated Investment Management Company
    o Federated Fund for U.S. Government Securities II
    o Federated High Income Bond Fund II
Fidelity Management and Research Company
    o VIP Contrafund(R) Portfolio
    o VIP Growth Opportunities Portfolio
    o VIP Growth Portfolio
Franklin Mutual Advisers, LLC
    o Mutual Shares Securities Fund
Morgan Stanley Asset Management
    o Technology Portfolio
Templeton Asset Management, Ltd.
    o Templeton Developing Markets Securities
      Fund
Templeton Global Advisors Limited
    o Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
    o Templeton Asset Strategy Fund
    o Templeton International Securities Fund
Wanger Asset Management, L.P.
    o Wanger Foreign Forty
    o Wanger International Small Cap
    o Wanger Twenty
    o Wanger U.S. Small Cap
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SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


MVA
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    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account of PHL Variable. The MVA is more fully described in a separate prospectus which should be read carefully before investing.

GIA
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    In addition to the Account, you may allocate premium or transfer policy value to the GIA. Amounts you allocate or transfer to the GIA become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    In general, you can make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. If you elect the Dollar Cost Averaging Program, approximately equal amounts may be transferred out of the GIA. Also, the total policy value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

   Year One:       25% of the total value

   Year Two:       33% of remaining value

   Year Three:     50% of remaining value

   Year Four:      100% of remaining value

   Transfers into the GIA and among the subaccounts may be made at any time. Transfers from the GIA are subject to the rules discussed above and in "The Accumulation Period--Transfers and Dollar Cost Averaging Program."

PURCHASE OF CONTRACTS
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MINIMUM PAYMENTS
    Generally, we require minimum payments of:

                         MINIMUM             MINIMUM
PLAN TYPE                INITIAL             SUBSEQUENT
                         PAYMENT             PAYMENT *

Non-qualified            $10,000             $500
plans

Individual Retirement    $2,000              $100
Annuity ("IRA")

* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group;

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free Look) the amount returned to you will not include the amount of any bonus payments made by us.

    The amount of the bonus payment varies depending upon which benefit option you selected. The amount of bonus payment under the benefit option elected is a percentage of each purchase payment and are as follows:

OPTION 1 - RETURN OF      OPTION 2 - ANNUAL
PREMIUM                   STEP-UP

5% of purchase payment    4% of purchase payment


    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.


PAYMENT ALLOCATION
    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by VAMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.

DEDUCTIONS AND CHARGES
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DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.


SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year you may withdraw up to 10% of your contract value as of the last contract anniversary without surrender charges.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:
--------------------------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
--------------------------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
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    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

ADMINISTRATIVE FEE

    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. This fee is not deducted from the GIA or MVA.


ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, INCREASED BONUS PAYMENTS AND ENHANCED GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit increased bonus payments, or grant enhanced Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to Registered Representatives on each purchase payment.

    Any reduction or elimination of charges or increases in bonus payments or Guaranteed Interest Rate enhancements will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT

    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


OTHER CHARGES

    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VAMO, your payment will be applied within two days of the completion of the application. If VAMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VAMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VAMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VAMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VAMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling VAO at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VAMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described in the section entitled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VAMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VAMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a contract should be mailed to Phoenix Variable Annuity Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or [diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

           PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT
[diamond]   DEATH OF AN OWNER/ANNUITANT
            If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
            Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
            Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]   OPTION 1--RETURN OF PREMIUM
            The greater of:

            a) 100% of payments, less adjusted partial withdrawals; and

            b) the contract value on the claim date.

[diamond]   OPTION 2--ANNUAL STEP-UP
            The greater of:

            a) 100% of payments, less adjusted partial withdrawals; or

            b) the contract value on the claim date; and

            c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]   OPTION 1--RETURN OF PREMIUM
            The greater of:

            a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

            b) the contract value on the claim date.

[diamond]   OPTION 2--ANNUAL STEP-UP
            The greater of:

            a) the death benefit in effect prior to the annuitant turning age
               80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

            b) the contract value on the claim date.

[diamond]   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
            The amount of death benefit payable is equal to the greater of:

            o 100% of payments, less withdrawals; and
            o the contract value on the claim date.

            BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
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    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant

(and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    You may choose among the available annuity options by written request. Contract owners should direct their choice of annuity option in writing to:
Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.

    The options allow you to choose:

[diamond] Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

[diamond] Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.

    The following descriptions should allow you to compare the basic differences of the currently available annuity options. You should contact VAMO well in advance of the date you wish to elect an option for payment estimates under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    It provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who is also the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VAMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return the contract under the right to cancel provision (Free Look) the amount returned to you will be determined as if there had been no bonus payments made by us.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, Simple and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the accompanying prospectuses for the funds.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under most regular and all Simple IRAs there will be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. For Roth IRAs, there will generally be no taxable amount on distributions made after age 59 1/2 and after five years from the contract issue date. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all Simple IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VAMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under IRAs (other than Roth IRAs). However, a number of restrictions, limitations and special rules apply to IRAs and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

INDIVIDUAL RETIREMENT ANNUITY
    The contracts may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM IRAS
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or Simple IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and Simple IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    The principal underwriter of the contracts is Phoenix Equity Planning Corporation ("PEPCO"). PEPCO is located at 56 Prospect Street, Hartford, Connecticut. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell PHL Variable annuity contracts. WSG and PEPCO are indirect, wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Susan E. Schechter, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A

FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------

THE TABLES ON THE FOLLOWING PAGES GIVE THE HISTORICAL UNIT VALUES FOR A SINGLE SHARE OF EACH OF THE AVAILABLE SUBACCOUNTS. THE FOLLOWING TABLES CONTAIN HIGHLIGHTS ONLY; MORE INFORMATION IS IN THE SAI AND IN THE SEPARATE ACCOUNT'S ANNUAL REPORT. YOU MAY OBTAIN A COPY OF THE SAI FREE OF CHARGE BY CALLING VAO AT
800.541.0171 OR BY WRITING TO:

                  VARIABLE PRODUCTS MAIL OPERATIONS
                  PO BOX 8027
                  BOSTON, MA 02266-8027

                                                                       SUBACCOUNT                                      SHARES
                                                                       UNIT VALUE           SUBACCOUNT             OUTSTANDING AT
                                                                      BEGINNING OF          UNIT VALUE              END OF PERIOD
                          SUBACCOUNT                                     PERIOD            END OF PERIOD             (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.699                    596

 PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
          From 10/2/00* to 12/31/00                                      $2.000               $1.942                     15

 PHOENIX-BANKERS TRUST DOW 30
====================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.029                     103

 PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R)
====================================================================================================================================
          From 11/2/00* to 12/31/00                                      $2.000               $1.453                     36

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.283                     160

 PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.611                    2,531

 PHOENIX-ENGEMANN NIFTY FIFTY
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.623                     502

 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
          From 9/25/00* to 12/31/00                                      $2.000               $1.511                     153

 PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.143                     212

 PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.045                     974

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
          From 7/3/00* to 12/30/00                                       $2.000               $2.064                     332

 PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
          From  8/2/00* to 12/31/00                                      $2.000               $2.359                     613

 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.804                     139

 PHOENIX-JANUS EQUITY INCOME
====================================================================================================================================
          From  7/3/00* to 12/31/00                                      $2.000               $1.833                     269


*Date subaccount began operations

                                       A-1

                                                                        SUBACCOUNT                                      SHARES
                                                                       UNIT VALUE           SUBACCOUNT             OUTSTANDING AT
                                                                      BEGINNING OF          UNIT VALUE              END OF PERIOD
                          SUBACCOUNT                                     PERIOD            END OF PERIOD             (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.093                     128

 PHOENIX-JANUS GROWTH
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.669                    1,457

 PHOENIX-MORGAN STANLEY FOCUS EQUITY
====================================================================================================================================
          From 7/10/00* to 12/31/00                                      $2.000               $1.609                     78

 PHOENIX-OAKHURST BALANCED
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.989                     603

 PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.855                     637

 PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.977                     161

 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================


 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.273                     164

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================


 PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000                $1.784                  1,337

 PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.510                   1,521

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.526                     683

 EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
          From 8/8/00* to 12/31/00                                       $2.000               $1.833                     57

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.109                     152

 FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.820                     64

 VIP CONTRAFUND(R)
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.863                     361

 VIP GROWTH OPPORTUNITIES
====================================================================================================================================
          From 7/10/00* to 12/31/00                                      $2.000               $1.681                     124

 VIP GROWTH
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.667                     512

 MUTUAL SHARES SECURITIES
====================================================================================================================================
          From 9/15/00* to 12/31/00                                      $2.000               $2.074                     21


*Date subaccount began operations.

                                       A-2

                                                                       SUBACCOUNT                                      SHARES
                                                                       UNIT VALUE           SUBACCOUNT             OUTSTANDING AT
                                                                      BEGINNING OF          UNIT VALUE              END OF PERIOD
                          SUBACCOUNT                                     PERIOD            END OF PERIOD             (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON ASSET STRATEGY
====================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.928                     27

 TEMPLETON DEVELOPING MARKETS SECURITIES
====================================================================================================================================
          From 8/22/00* to 12/31/00                                      $2.000               $1.656                     95

 TEMPLETON GROWTH SECURITIES
====================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $2.007                     42

 TEMPLETON INTERNATIONAL SECURITIES
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.915                     180

 TECHNOLOGY PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.287                     698

 WANGER FOREIGN FORTY
====================================================================================================================================
          From 7/12/00* to 12/31/00                                      $2.000               $1.784                     434

 WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.478                     683

 WANGER TWENTY
====================================================================================================================================
          From 7/25/00* to 12/31/00                                      $2.000               $2.051                     100

 WANGER U.S. SMALL CAP
====================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.162                     334


*Date subaccount began operations.

APPENDIX B

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                                UPON             UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------     -------------        -------------      ---------

California ..........................................                              X                   2.35%            0.50%


Maine................................................                              X                   2.00

Nevada...............................................                              X                   3.50

South Dakota.........................................            X                                     1.25

West Virginia........................................                              X                   1.00             1.00

Wyoming..............................................                              X                   1.00



Commonwealth  of Puerto Rico.........................                              X                   1.00%            1.00%


NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

APPENDIX C

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT (VA ACCOUNT): PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VAMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.


MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$10,000

[diamond]   Individual Retirement Annuity (Rollover IRA only)--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VAO: Variable Annuity Operations.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                                     PART B

                              PHOENIX PREMIUM EDGE
                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                 MARCH 30, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated March 30, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS
                                                                           PAGE


Underwriter..........................................................         2

Performance History..................................................         2

Calculation of Yield and Return......................................         6

Calculation of Annuity Payments .....................................         7

Experts .............................................................         8

Separate Account Financial Statements................................      SA-1

Company Financial Statements.........................................       F-1

UNDERWRITER
--------------------------------------------------------------------------------

    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. No contracts were sold during the fiscal years ended December 31, 1998 and 1999; therefore PEPCO was not paid for sales of these contracts and retained $0. During the fiscal year ended December 31, 2000, PEPCO was paid $2.1 million and retained $0 for sales of these contracts.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


------------------------------------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000-- FOR CONTRACTS WITH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                      INCEPTION                                              SINCE
                   SUBACCOUNT                                           DATE         1 YEAR      5 YEARS      10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 12/07/94       -19.34%       11.79%        N/A         10.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                      09/17/96       -19.49%        N/A          N/A         -6.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                                   12/20/99       -9.51%         N/A          N/A         -6.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                      08/15/00         N/A          N/A          N/A        -38.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   05/01/95        27.53%       10.52%        N/A         12.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                12/07/94       -21.23%       12.23%        N/A         14.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                   03/02/98       -21.55%        N/A          N/A          9.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                        08/15/00         N/A          N/A          N/A        -18.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                         12/20/99        15.10%        N/A          N/A         14.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                   12/07/94         1.92%        3.70%        N/A          3.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                      12/07/94         2.40%        4.59%        N/A          7.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                 03/02/98        28.97%        N/A          N/A         21.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                    07/14/97       -15.18%        N/A          N/A          9.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                                    12/20/99       -10.06%        N/A          N/A         -6.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                  12/20/99         2.35%        N/A          N/A          2.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                           12/20/99       -14.89%        N/A          N/A        -10.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                            12/20/99       -16.80%        N/A          N/A        -12.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                      12/07/94        -3.68%       10.34%        N/A         12.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                               03/02/98       -10.52%        N/A          N/A          8.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                          12/07/94        -3.62%       10.85%        N/A         11.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                         11/20/00         N/A          N/A          N/A          1.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        03/02/98        13.17%        N/A          N/A         -5.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      11/20/00         N/A          N/A          N/A          4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                  03/02/98         9.91%        N/A          N/A         26.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 01/29/96       -15.18%        N/A          N/A         19.76%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    03/30/01         N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                   03/30/01         N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             06/05/00         N/A          N/A          N/A        -25.81%
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                             07/15/99       -20.15%        N/A          N/A         -4.32%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                      07/15/99         7.06%        N/A          N/A          4.27%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                    07/15/99       -12.83%        N/A          N/A        -10.35%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                           06/05/00         N/A          N/A          N/A         -9.27%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    06/05/00         N/A          N/A          N/A        -17.18%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  06/05/00         N/A          N/A          N/A        -16.91%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                               05/01/00         N/A          N/A          N/A          8.11%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                               05/01/97        -4.13%        N/A          N/A          8.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2                05/01/97       -34.91%        N/A          N/A        -16.71%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2                            05/01/00         N/A          N/A          N/A          2.10%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2                     05/01/97        -6.44%        N/A          N/A          8.61%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                  12/20/99       -26.80%        N/A          N/A        -20.77%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                  02/01/99        -5.69%        N/A          N/A         34.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                        05/01/95       -30.89%       18.58%        N/A         22.34%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                         02/01/99         5.48%        N/A          N/A         20.14%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                 05/01/95       -12.01%       17.56%        N/A         18.31%
------------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 5% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



------------------------------------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000-- FOR CONTRACTS WITH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION                                              SINCE
                            SUBACCOUNT                                  DATE        1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 12/07/94      -20.11%       11.58%        N/A         10.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                      09/17/96      -20.26%        N/A          N/A         -6.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                                   12/20/99      -10.37%        N/A          N/A         -7.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                      08/15/00        N/A          N/A          N/A        -39.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   05/01/95       26.31%       10.31%        N/A         12.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                12/07/94      -21.98%       12.01%        N/A         14.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                   03/02/98      -22.30%        N/A          N/A          9.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                        08/15/00        N/A          N/A          N/A        -18.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                         12/20/99       14.00%        N/A          N/A         13.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                   12/07/94        0.95%        3.50%        N/A          3.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                      12/07/94        1.42%        4.39%        N/A          7.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                 03/02/98       27.74%        N/A          N/A         21.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                    07/14/97      -15.99%        N/A          N/A          9.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                                    12/20/99      -10.91%        N/A          N/A         -6.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                  12/20/99        1.37%        N/A          N/A          1.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                           12/20/99      -15.70%        N/A          N/A        -11.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                            12/20/99      -17.59%        N/A          N/A        -13.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                      12/07/94       -4.60%       10.13%        N/A         12.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                               03/02/98      -11.37%        N/A          N/A          7.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                          12/07/94       -4.54%       10.64%        N/A         11.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                         11/20/00        N/A          N/A          N/A          0.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        03/02/98       12.09%        N/A          N/A         -5.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      11/20/00        N/A          N/A          N/A          3.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                  03/02/98        8.86%        N/A          N/A         26.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 01/29/96      -15.99%        N/A          N/A         19.53%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    03/30/01        N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                   03/30/01        N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             06/05/00        N/A          N/A          N/A        -26.52%
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                             07/15/99      -20.91%        N/A          N/A         -4.95%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                      07/15/99        6.03%        N/A          N/A          3.59%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                    07/15/99      -13.66%        N/A          N/A        -10.93%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                           06/05/00        N/A          N/A          N/A        -10.13%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    06/05/00        N/A          N/A          N/A        -17.97%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  06/05/00        N/A          N/A          N/A        -17.70%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                               05/01/00        N/A          N/A          N/A          7.08%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                               05/01/97       -5.04%        N/A          N/A          8.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2                05/01/97      -35.53%        N/A          N/A        -16.92%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2                            05/01/00        N/A          N/A          N/A          1.13%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2                     05/01/97       -7.33%        N/A          N/A          8.32%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                  12/20/99      -27.50%        N/A          N/A        -21.50%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                  02/01/99       -6.59%        N/A          N/A         33.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                        05/01/95      -31.55%       18.36%        N/A         22.13%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                         02/01/99        4.48%        N/A          N/A         19.54%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                 05/01/95      -12.85%       17.33%        N/A         18.11%
------------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 4% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



                                                         ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1991     1992    1993    1994    1995   1996    1997     1998    1999   2000
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             17.83%  -14.21%  36.28%  -1.53%  7.86%  16.77%  10.27%   25.91%  27.46% -17.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                                 -33.48%   -5.97%  48.60% -17.30%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                                                                                        -7.06%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities                                              31.00%  20.13%  -22.46%   3.12%  28.73%
 Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            40.51%   8.55%   17.82%  -0.14%  28.82% 10.79%  19.17%   27.96%  27.63% -19.09%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                                                                                30.08% -19.42%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                                                                              16.89%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                4.31%   1.93%   1.25%   2.20%   4.03%   3.36%   3.52%    3.43%   3.16%   4.34%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series  17.70%   8.34%  14.08%  -6.97%  21.59%  10.63%   9.33%   -5.67%   3.78%   4.79%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                              22.37%  30.10%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index
 Series                                                                                                     29.60%  16.95% -12.88%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                                                                                         -7.62%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                        4.75%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                               -12.58%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                                   6.89%  -4.38%  21.40%   8.80%  16.08%   17.13%   9.81%  -1.08%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                            15.16%  -8.09%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series      27.28%   8.90%   9.26%  -3.00%  16.37%   7.32%  18.83%   18.88%   9.50%  -1.01%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.71%  15.06%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                               43.34%  11.95%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                             15.33%   42.41%  52.55% -12.88%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                         0.87%  33.54%  15.70%  11.70%   17.41%  42.32% -12.32%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                        2.39%  34.09%  13.18%  21.73%   30.31%  27.84% -16.00%
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                                 10.25%  17.78%   55.33%  75.24% -26.03%
-----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund                                                                                  19.68%  25.61% -17.98%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                                   7.04%   2.54%   6.86%    5.95%  -2.17%   9.23%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                                18.48%  12.48%  12.03%    1.07%   0.69% -10.47%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                                27.88%  22.18%  -8.19%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                         22.53%   2.53% -18.48%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                       37.17%  35.11% -12.48%
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund-- Class 2                                                           17.44%   -0.19%  13.58%  13.00%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund-- Class 2           25.41%   6.12%  23.87%  -4.76%  20.33%  16.70%  13.46%    4.42%  20.61%  -1.53%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--
 Class 2                                                                                          -30.51%  -22.30%  50.88% -33.12%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund-- Class 2                                        10.66%  19.04%  11.42%    6.98%  18.92%  -0.13%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund --
 Class 2                                                           44.69%  -4.04%  13.66%  21.78%  11.86%    7.31%  21.30%  -3.91%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                                      -24.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                       -3.14%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                            29.93%  -3.03%   14.49% 122.93% -29.00%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                               7.73%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                                                     44.30%  27.38%    6.97%  23.10%  -9.62%
-----------------------------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
     Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

     The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

     The yield/return calculations include a mortality and expense risk charge equal to 1.475% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

     The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

     We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
     The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:


Value of hypothetical pre-existing account with                $1.000000
   exactly one Unit at the beginning of the period:
Value of the same account (excluding capital                    1.000962
   changes) at the end of the 7-day period:......
Calculation:
   Ending account value..........................               1.000962
   Less beginning account value..................               1.000000
   Net change in account value...................               0.000962
Base period return:
   (Net adjusted change/beginning account value).               0.000962
Current yield = return x (365/7) =...............                   5.01%
Effective yield = [(1 + return)365/7] -1 =.......                   5.14%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We  assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index

      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:


      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal


    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of the Account as of December 31, 2000 and for the period then ended and of PHL Variable Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting.

    Susan E. Schechter, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.





(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------

                                    Phoenix
                                  Premium
                                     Edge(SM)

                        PHL Variable Accumulation Account
                        December 31, 2000

                      [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                               Engemann         Seneca Mid-    Hollister Value   Oakhurst Growth   Sanford Bernstein
                                              Nifty Fifty       Cap Growth         Equity            & Income        Mid-Cap Value
                                              Subaccount        Subaccount       Subaccount         Subaccount         Subaccount
                                             ------------       ----------     ---------------   ---------------   -----------------
Assets
     Investments at cost                      $  961,305        $2,674,968        $1,430,790        $1,233,789        $  337,997
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $  815,864        $2,388,624        $1,447,126        $1,183,240        $  373,744
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets               815,864         2,388,624         1,447,126         1,183,240           373,744
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party             1,049             3,002             1,656             1,527               448
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $  814,815        $2,385,622        $1,445,470        $1,181,713        $  373,296
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                   502,200         1,337,167           612,753           636,986           164,270
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      1.622632          1.784243          2.359184          1.855325          2.272647
                                              ==========        ==========        ==========        ==========        ==========

                                               Engemann                         Duff & Phelps
                                                Capital          Oakhurst        Real Estates       Aberdeen
                                                Growth           Balanced         Securities      International      Aberdeen New
                                              Subaccount        Subaccount        Subaccount        Subaccount      Asia Subaccount
                                              ----------        ----------      --------------    -------------     ---------------
Assets
     Investments at cost                      $4,526,328        $1,316,101        $  347,287        $1,092,192        $   29,019
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $4,082,559        $1,199,778        $  366,518        $1,013,008        $   28,203
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets             4,082,559         1,199,778           366,518         1,013,008            28,203
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party             4,804             1,297               499             1,124                31
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $4,077,755        $1,198,481        $  366,019        $1,011,884        $   28,172
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                 2,531,201           602,630           160,337           595,780            14,505
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      1.611137          1.988924          2.283015          1.698676          1.942366
                                              ==========        ==========        ==========        ==========        ==========

                                                Seneca           Oakhurst         Goodwin         Goodwin Multi-
                                              Strategic          Strategic         Money           Sector Fixed        Research
                                                Theme           Allocation         Market             Income        Enhanced Index
                                              Subaccount        Subaccount       Subaccount         Subaccount        Subaccount
                                              ----------        ----------       ----------       --------------    --------------
Assets
     Investments at cost                      $3,035,428        $  344,164        $1,992,760        $  686,822        $  274,835
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $2,299,398        $  318,343        $1,992,760        $  686,459        $  250,921
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets             2,299,398           318,343         1,992,760           686,459           250,921
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party             2,779               326             1,828               801               337
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $2,296,619        $  318,017        $1,990,932        $  685,658        $  250,584
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                 1,520,873           160,872           973,571           332,248           138,885
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      1.510199          1.977010          2.045157          2.063877          1.804075
                                              ==========        ==========        ==========        ==========        ==========

                                                                 Wanger
                                              Wanger U.S.     International
                                              Small Cap         Small Cap       Wanger Twenty     Wanger Foreign   Templeton Growth
                                              Subaccount       Subaccount         Subaccount     Forty Subaccount     Subaccount
                                             ------------     -------------     -------------    ----------------  ----------------
Assets
     Investments at cost                      $  694,536        $1,161,730        $  205,298        $  802,969        $   80,675
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $  722,248        $1,011,474        $  205,657        $  774,845        $   84,700
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets               722,248         1,011,474           205,657           774,845            84,700
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party               769             1,211               324               899               103
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $  721,479        $1,010,263        $  205,333        $  773,946        $   84,597
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                   333,725           683,416           100,142           433,904            42,155
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      2.162085          1.478383          2.050602          1.783837          2.007016
                                              ==========        ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                               Templeton                         Templeton
                                                 Asset           Templeton       Developing        Mutual Shares         EAFE
                                               Strategy        International       Market           Investments      Equity Index
                                              Subaccount        Subaccount       Subaccount          Subaccount       Subaccount
                                              ----------       -------------     ----------        -------------     ------------
Assets
     Investments at cost                      $   51,373        $  337,329        $  161,594        $   41,311        $  107,590
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $   52,847        $  345,744        $  156,661        $   43,589        $  105,462
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets                52,847           345,744           156,661            43,589           105,462
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party                69               370               169               120               119
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $   52,778        $  345,374        $  156,492        $   43,469        $  105,343
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                    27,373           180,385            94,536            20,960            57,476
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      1.928258          1.914819          1.655512          2.074092          1.832956
                                              ==========        ==========        ==========        ==========        ==========

                                                Bankers         Federated       Federated High
                                               Trust Dow        U.S. Gov't        Income Bond     Federated U.S.     Janus Equity
                                                   30          Securities II        Fund I          Gov't Bond          Income
                                               Subaccount       Subaccount        Subaccount        Subaccount        Subaccount
                                               ----------      -------------    --------------    --------------     ------------
Assets
     Investments at cost                      $  212,325        $  314,251        $  120,685        $  448,343        $  518,572
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $  209,958        $  320,077        $  116,897        $  454,520        $  493,446
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets               209,958           320,077           116,897           454,520           493,446
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party               248               307               132               466               649
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $  209,710        $  319,770        $  116,765        $  454,054        $  492,797
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                   103,334           151,670            64,178           211,938           268,902
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      2.029632          2.108510          1.819550          2.142579          1.832785
                                              ==========        ==========        ==========        ==========        ==========

                                                                                                  Morgan Stanley
                                                 Janus        Janus Flexible    Morgan Stanley      Technology      Alger American
                                                Growth            Income         Focus Equity       Portfolio      Leveraged AllCap
                                              Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                              ----------      --------------    --------------    --------------   ----------------
Assets
     Investments at cost                      $2,776,957        $  268,817        $  136,912        $1,203,045        $1,187,728
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $2,434,597        $  268,119        $  125,046        $  899,637        $1,043,241
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets             2,434,597           268,119           125,046           899,637         1,043,241
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party             3,274               282               149             1,188             1,280
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $2,431,323        $  267,837        $  124,897        $  898,449        $1,041,961
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                 1,456,839           127,987            77,608           698,416           683,065
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      1.669050          2.092866          1.609458          1.286524          1.525555
                                              ==========        ==========        ==========        ==========        ==========

                                                Engemann                                           Fidelty VIP
                                              Small & Mid      Fidelity VIP      Fidelity VIP         Growth        Bankers Trust
                                              Cap Growth        ContraFund          Growth        Opportunities  NASDAQ 100 Index(R)
                                              Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                              -----------      ------------      ------------     -------------  -------------------
Assets
     Investments at cost                      $  259,506        $  693,598        $  945,803        $  224,554        $   59,803
                                              ==========        ==========        ==========        ==========        ==========
     Investments at market                    $  231,147        $  674,087        $  853,875        $  207,884        $   52,808
                                              ----------        ----------        ----------        ----------        ----------
                      Total assets               231,147           674,087           853,875           207,884            52,808
                                              ----------        ----------        ----------        ----------        ----------
Liabilities
     Accrued expenses to related party               277               845             1,107               278                46
                                              ----------        ----------        ----------        ----------        ----------
Net assets                                    $  230,870        $  673,242        $  852,768        $  207,606        $   52,762
                                              ==========        ==========        ==========        ==========        ==========
Accumulation units outstanding                   152,792           361,384           511,718           123,510            36,309
                                              ==========        ==========        ==========        ==========        ==========
Unit value                                      1.511131          1.863117          1.666625          1.681033          1.453260
                                              ==========        ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                                        Hollister        Oakhurst
                                                                      Engemann Nifty   Seneca Mid-         Value         Growth &
                                                                           Fifty       Cap Growth         Equity          Income
                                                                       Subaccount(1)  Subaccount(2)    Subaccount(3)   Subaccount(4)
                                                                      --------------  -------------    -------------   -------------
Investment income
     Distributions                                                      $      --       $      --        $   5,895        $   4,750
Expenses
     Mortality, expense risk and administrative charges                     3,404           7,506            3,284            3,931
                                                                        ---------       ---------        ---------        ---------
Net investment income (loss)                                               (3,404)         (7,506)           2,611              819
                                                                        ---------       ---------        ---------        ---------
Net realized gain (loss) from share transactions                              879           1,520            1,685              344
Net realized gain distribution from Fund                                       --         148,653           89,087            4,640
Net unrealized appreciation (depreciation) on investment                 (145,441)       (286,344)          16,336          (50,549)
                                                                        ---------       ---------        ---------        ---------
Net gain (loss) on investments                                           (144,562)       (136,171)         107,108          (45,565)
Net increase (decrease) in net assets resulting from operations         $(147,966)      $(143,677)       $ 109,719        $ (44,746)
                                                                        =========       =========        =========        =========

                                                                         Sanford                                       Duff & Phelps
                                                                      Bernstein Mid-     Engemann        Oakhurst      Real Estates
                                                                        Cap Value     Capital Growth     Balanced       Securities
                                                                      Subaccount(5)    Subaccount(6)   Subaccount(7)   Subaccount(8)
                                                                      --------------  --------------   -------------   -------------
Investment income
     Distributions                                                      $   2,162       $      --        $  10,035        $   4,244
Expenses
     Mortality, expense risk and administrative charges                       779          11,175            2,397              903
                                                                        ---------       ---------        ---------        ---------
Net investment income (loss)                                                1,383         (11,175)           7,638            3,341
                                                                        ---------       ---------        ---------        ---------
Net realized gain (loss) from share transactions                              (51)        (10,581)            (752)           1,470
Net realized gain distribution from Fund                                       --          33,184           99,949               --
Net unrealized appreciation (depreciation) on investment                   35,747        (443,769)        (116,323)          19,231
                                                                        ---------       ---------        ---------        ---------
Net gain (loss) on investments                                             35,696        (421,166)         (17,126)          20,701
Net increase (decrease) in net assets resulting from operations         $  37,079       $(432,341)       $  (9,488)       $  24,042
                                                                        =========       =========        =========        =========

                                                                                                                         Oakhurst
                                                                        Aberdeen        Aberdeen       Seneca Theme     Strategic
                                                                      International     New Asia        Strategic       Allocation
                                                                      Subaccount(9)   Subaccount(10)  Subaccount(11)  Subaccount(12)
                                                                      -------------   --------------  --------------  --------------
Investment income
     Distributions                                                      $   6,071       $     610        $      --        $   2,088
Expenses
     Mortality, expense risk and administrative charges                     2,323              57            8,161              523
                                                                        ---------       ---------        ---------        ---------
Net investment income (loss)                                                3,748             553           (8,161)           1,565
                                                                        ---------       ---------        ---------        ---------
Net realized gain (loss) from share transactions                             (433)             (1)             561              289
Net realized gain distribution from Fund                                   56,662              --          289,632           22,415
Net unrealized appreciation (depreciation) on investment                  (79,184)           (816)        (736,030)         (25,821)
                                                                        ---------       ---------        ---------        ---------
Net gain (loss) on investments                                            (22,955)           (817)        (445,837)          (3,117)
Net increase (decrease) in net assets resulting from operations         $ (19,207)      $    (264)       $(453,998)       $  (1,552)
                                                                        =========       =========        =========        =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                      Goodwin Multi-                      Wanger
                                                                     Goodwin Money     Sector Fixed      Research       U.S. Small
                                                                         Market           Income      Enhanced Index       Cap
                                                                     Subaccount(13)   Subaccount(14)  Subaccount(15)  Subaccount(16)
                                                                     --------------   --------------  --------------  --------------
Investment income                                                       $  18,089        $  16,205        $   1,303       $      --
Expenses
     Mortality, expense risk and administrative charges                     4,708            2,006              926           2,000
                                                                        ---------        ---------        ---------       ---------
Net investment income (loss)                                               13,381           14,199              377          (2,000)
                                                                        ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                               --             (330)            (516)         (1,172)
Net realized gain distribution from Fund                                       --               --            2,591              --
Net unrealized appreciation (depreciation) on investment                       --             (363)         (23,914)         27,712
                                                                        ---------        ---------        ---------       ---------
Net gain (loss) on investments                                                 --             (693)         (21,839)         26,540
Net increase (decrease) in net assets resulting from operations         $  13,381        $  13,506        $ (21,462)      $  24,540
                                                                        =========        =========        =========       =========

                                                                          Wanger
                                                                      International                   Wanger Foreign    Templeton
                                                                        Small Cap     Wanger Twenty       Forty           Growth
                                                                     Subaccount(17)   Subaccount(18)  Subaccount(19)  Subaccount(20)
                                                                     --------------   --------------  --------------  --------------
Investment income
     Distributions                                                      $      --        $      --        $      --       $      --
Expenses
     Mortality, expense risk and administrative charges                     3,347              721            2,045             221
                                                                        ---------        ---------        ---------       ---------
Net investment income (loss)                                               (3,347)            (721)          (2,045)           (221)
                                                                        ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                             (724)           1,434             (347)             88
Net realized gain distribution from Fund                                       --               --               --              --
Net unrealized appreciation (depreciation) on investment                 (150,256)             359          (28,124)          4,025
                                                                        ---------        ---------        ---------       ---------
Net gain (loss) on investments                                           (150,980)           1,793          (28,471)          4,113
Net increase (decrease) in net assets resulting from operations         $(154,327)       $   1,072        $ (30,516)      $   3,892
                                                                        =========        =========        =========       =========

                                                                                                                        Templeton
                                                                     Templeton Asset    Templeton       Developing    Mutual Shares
                                                                        Strategy      International       Market       Investments
                                                                     Subaccount(21)   Subaccount(22)  Subaccount(23)  Subaccount(24)
                                                                     --------------   --------------  --------------  --------------
Investment income
     Distributions                                                      $      --        $      --        $      --       $      --
Expenses
     Mortality, expense risk and administrative charges                       135              827              360             180
                                                                        ---------        ---------        ---------       ---------
Net investment income (loss)                                                 (135)            (827)            (360)           (180)
                                                                        ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                             (221)              (5)            (231)          2,412
Net realized gain distribution from Fund                                       --               --               --              --
Net unrealized appreciation (depreciation) on investment                    1,474            8,415           (4,933)          2,278
                                                                        ---------        ---------        ---------       ---------
Net gain (loss) on investments                                              1,253            8,410           (5,164)          4,690
Net increase (decrease) in net assets resulting from operations         $   1,118        $   7,583        $  (5,524)      $   4,510
                                                                        =========        =========        =========       =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                        Federated       Federated
                                                                          EAFE        Bankers Trust     U.S. Gov't     High Income
                                                                      Equity Index        Dow 30      Securities II    Bond Fund II
                                                                     Subaccount(25)   Subaccount(26)  Subaccount(27)  Subaccount(28)
                                                                     --------------   --------------  --------------  --------------
Investment income
     Distributions                                                      $      --        $   1,175        $      --       $      --
Expenses
     Mortality, expense risk and administrative charges                       213              676              587             285
                                                                        ---------        ---------        ---------       ---------
Net investment income (loss)                                                 (213)             499             (587)           (285)
                                                                        ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                              (40)              --               55             (36)
Net realized gain distribution from Fund                                    1,758            2,592               --              --
Net unrealized appreciation (depreciation) on investment                   (2,128)          (2,367)           5,827          (3,788)
                                                                        ---------        ---------        ---------       ---------
Net gain (loss) on investments                                               (410)             225            5,882          (3,824)
Net increase (decrease) in net assets resulting from operations         $    (623)       $     724        $   5,295       $  (4,109)
                                                                        =========        =========        =========       =========

                                                                     Federated U.S.    Janus Equity                   Janus Flexible
                                                                       Gov't Bond         Income       Janus Growth       Income
                                                                     Subaccount(29)   Subaccount(30)  Subaccount(31)  Subaccount(32)
                                                                     --------------   --------------  --------------  --------------
Investment income
     Distributions                                                      $   7,136        $   2,435        $   2,400       $   6,943
Expenses
     Mortality, expense risk and administrative charges                       882            1,794           10,013             771
                                                                        ---------        ---------        ---------       ---------
Net investment income (loss)                                                6,254              641           (7,613)          6,172
                                                                        ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                                8             (314)          (2,112)              7
Net realized gain distribution from Fund                                       --               --               --              --
Net unrealized appreciation (depreciation) on investment                    6,177          (25,126)        (342,360)           (698)
                                                                        ---------        ---------        ---------       ---------
Net gain (loss) on investments                                              6,185          (25,440)        (344,472)           (691)
Net increase (decrease) in net assets resulting from operations         $  12,439        $ (24,799)       $(352,085)      $   5,481
                                                                        =========        =========        =========       =========

                                                                                                          Alger
                                                                                                        American
                                                                                      Morgan Stanley    Engemann
                                                                      Morgan Stanley   Technology       Leveraged         Small &
                                                                       Focus Equity     Portfolio        AllCap       Mid Cap Growth
                                                                      Subaccount(33)  Subaccount(34)  Subaccount(35)  Subaccount(36)
                                                                      --------------  --------------  --------------  --------------
Investment income
     Distributions                                                      $      --        $      --        $      --       $      --
Expenses
     Mortality, expense risk and administrative charges                       365            3,409            3,595             593
                                                                        ---------        ---------        ---------       ---------
Net investment income (loss)                                                 (365)          (3,409)          (3,595)           (593)
                                                                        ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                               34           (4,563)         (23,043)             18
Net realized gain distribution from Fund                                       --               --               --              --
Net unrealized appreciation (depreciation) on investment                  (11,866)        (303,408)        (144,487)        (28,359)
                                                                        ---------        ---------        ---------       ---------
Net gain (loss) on investments                                            (11,832)        (307,971)        (167,530)        (28,341)
Net increase (decrease) in net assets resulting from operations         $ (12,197)       $(311,380)       $(171,125)      $ (28,934)
                                                                        =========        =========        =========       =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                    Fidelty VIP      Bankers Trust
                                                                    Fidelity VIP    Fidelity VIP       Growth          NASDAQ 100
                                                                     ContraFund        Growth       Opportunities        Index(R)
                                                                   Subaccount(37)   Subaccount(38)  Subaccount(39)   Subaccount(40)
                                                                   --------------   --------------  --------------   --------------
Investment income
     Distributions                                                   $      --        $      --        $      --       $      --
Expenses
     Mortality, expense risk and administrative charges                  2,598            3,164              698              49
                                                                     ---------        ---------        ---------       ---------
Net investment income (loss)                                            (2,598)          (3,164)            (698)            (49)
                                                                     ---------        ---------        ---------       ---------
Net realized gain (loss) from share transactions                        (6,700)          (1,310)          (2,751)           (691)
Net realized gain distribution from Fund                                    --               --               --              --
Net unrealized appreciation (depreciation) on investment               (19,511)         (91,928)         (16,670)         (6,995)
                                                                     ---------        ---------        ---------       ---------
Net gain (loss) on investments                                         (26,211)         (93,238)         (19,421)         (7,686)
Net increase (decrease) in net assets resulting from operations      $ (28,809)       $ (96,402)       $ (20,119)      $  (7,735)
                                                                     =========        =========        =========       =========

 1  From Inception  June 23,2000        to   December 31, 2000
 2  From Inception  July 11, 2000       to   December 31, 2000
 3  From Inception  August 2, 2000      to   December 31, 2000
 4  From Inception  June 23, 2000       to   December 31, 2000
 5  From Inception  August 2, 2000      to   December 31, 2000
 6  From Inception  June 22, 2000       to   December 31, 2000
 7  From Inception  June 23, 2000       to   December 31, 2000
 8  From Inception  June 23, 2000       to   December 31, 2000
 9  From Inception  July 11, 2000       to   December 31, 2000
10  From Inception  October 2, 2000     to   December 31, 2000
11  From Inception  June 23, 2000       to   December 31, 2000
12  From Inception  June 22, 2000       to   December 31, 2000
13  From Inception  July 3, 2000        to   December 31, 2000
14  From Inception  July 3, 2000        to   December 31, 2000
15  From Inception  June 23, 2000       to   December 31, 2000
16  From Inception  June 23, 2000       to   December 31, 2000
17  From Inception  June 23, 2000       to   December 31, 2000
18  From Inception  July 25, 2000       to   December 31, 2000
19  From Inception  July 12, 2000       to   December 31, 2000
20  From Inception  July 11, 2000       to   December 31, 2000
21  From Inception  September 5, 2000   to   December 31, 2000
22  From Inception  July 3, 2000        to   December 31, 2000
23  From Inception  August 22, 2000     to   December 31, 2000
24  From Inception  September 15, 2000  to   December 31, 2000
25  From Inception  August 8, 2000      to   December 31, 2000
26  From Inception  August 2, 2000      to   December 31, 2000
27  From Inception  August 2, 2000      to   December 31, 2000
28  From Inception  September 5, 2000   to   December 31, 2000
29  From Inception  August 2, 2000      to   December 31, 2000
30  From Inception  July 3, 2000        to   December 31, 2000
31  From Inception  June 23, 2000       to   December 31, 2000
32  From Inception  July 3, 2000        to   December 31, 2000
33  From Inception  July 10, 2000       to   December 31, 2000
34  From Inception  July 03, 2000       to   December 31, 2000
35  From Inception  July 03, 2000       to   December 31, 2000
36  From Inception  September 25, 2000  to   December 31, 2000
37  From Inception  July 03, 2000       to   December 31, 2000
38  From Inception  July 03, 2000       to   December 31, 2000
39  From Inception  July 10, 2000       to   December 31, 2000
40  From Inception  November 2, 2000    to   December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                         Engemann Nifty      Seneca Mid-        Hollister
                                                                             Fifty            Cap Growth       Value Equity
                                                                          Subaccount(1)      Subaccount(2)     Subaccount(3)
                                                                          -------------      -------------     -------------
From operations
     Net investment income (loss)                                         $    (3,404)       $    (7,506)       $     2,611
     Net realized gain (loss)                                                     879            150,173             90,772
     Net unrealized appreciation (depreciation)                              (145,441)          (286,344)            16,336
                                                                          -----------        -----------        -----------
     Net increase (decrease) resulting from operations                       (147,966)          (143,677)           109,719
                                                                          -----------        -----------        -----------
From accumulation unit transactions
     Participant deposits                                                     733,062          2,019,337          1,031,273
     Participant transfers                                                    236,489            520,721            315,515
     Participant withdrawals                                                   (6,770)           (10,759)           (11,037)
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets resulting
     from participant transactions                                            962,781          2,529,299          1,335,751
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets                                    814,815          2,385,622          1,445,470
Net assets
     Beginning of period                                                           --                 --                 --
                                                                          -----------        -----------        -----------
     End of period                                                        $   814,815        $ 2,385,622        $ 1,445,470
                                                                          ===========        ===========        ===========

                                                                                              Sanford
                                                                        Oakhurst Growth    Bernstein Mid-        Engemann
                                                                            & Income          Cap Value       Capital Growth
                                                                         Subaccount(4)      Subaccount(5)      Subaccount(6)
                                                                        ---------------    --------------     --------------
From operations
     Net investment income (loss)                                         $       819        $     1,383        $   (11,175)
     Net realized gain (loss)                                                   4,984                (51)            22,603
     Net unrealized appreciation (depreciation)                               (50,549)            35,747           (443,769)
                                                                          -----------        -----------        -----------
     Net increase (decrease) resulting from operations                        (44,746)            37,079           (432,341)
                                                                          -----------        -----------        -----------
From accumulation unit transactions
     Participant deposits                                                   1,086,308            317,373          3,990,807
     Participant transfers                                                    153,542             18,844            519,289
     Participant withdrawals                                                  (13,391)                --                 --
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets resulting
     from participant transactions                                          1,226,459            336,217          4,510,096
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets                                  1,181,713            373,296          4,077,755
Net assets
     Beginning of period                                                           --                 --                 --
                                                                          -----------        -----------        -----------
     End of period                                                        $ 1,181,713        $   373,296        $ 4,077,755
                                                                          ===========        ===========        ===========

                                                                                            Duff & Phelps
                                                                           Oakhurst         Real Estates          Aberdeen
                                                                           Balanced          Securities        International
                                                                         Subaccount(7)      Subaccount(8)      Subaccount(9)
                                                                         -------------      -------------      -------------
From operations
     Net investment income (loss)                                         $     7,638        $     3,341        $     3,748
     Net realized gain (loss)                                                  99,197              1,470             56,229
     Net unrealized appreciation (depreciation)                              (116,323)            19,231            (79,184)
                                                                          -----------        -----------        -----------
     Net increase (decrease) resulting from operations                         (9,488)            24,042            (19,207)
                                                                          -----------        -----------        -----------
From accumulation unit transactions
     Participant deposits                                                   1,057,612            307,442            864,309
     Participant transfers                                                    152,603             38,493            169,048
     Participant withdrawals                                                   (2,246)            (3,958)            (2,266)
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets resulting
     from participant transactions                                          1,207,969            341,977          1,031,091
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets                                  1,198,481            366,019          1,011,884
Net assets
     Beginning of period                                                           --                 --                 --
                                                                          -----------        -----------        -----------
     End of period                                                        $ 1,198,481        $   366,019        $ 1,011,884
                                                                          ===========        ===========        ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                                  Oakhurst
                                                                          Aberdeen New          Seneca            Strategic
                                                                             Asia          Strategic Theme       Allocation
                                                                         Subaccount(10)     Subaccount(11)     Subaccount(12)
                                                                         --------------     --------------     --------------
From operations
     Net investment income (loss)                                         $       553        $    (8,161)       $     1,565
     Net realized gain (loss)                                                      (1)           290,193             22,704
     Net unrealized appreciation (depreciation)                                  (816)          (736,030)           (25,821)
                                                                          -----------        -----------        -----------
     Net increase (decrease) resulting from operations                           (264)          (453,998)            (1,552)
                                                                          -----------        -----------        -----------
From accumulation unit transactions
     Participant deposits                                                       6,501          2,341,082            283,954
     Participant transfers                                                     22,004            409,535             53,061
     Participant withdrawals                                                      (69)                --            (17,446)
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets resulting
     from participant transactions                                             28,436          2,750,617            319,569
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets                                     28,172          2,296,619            318,017
Net assets
     Beginning of period                                                           --                 --                 --
                                                                          -----------        -----------        -----------
     End of period                                                        $    28,172        $ 2,296,619        $   318,017
                                                                          ===========        ===========        ===========

                                                                                            Goodwin Multi-
                                                                             Goodwin        Sector Fixed         Research
                                                                          Money Market          Income        Enhanced Index
                                                                         Subaccount(13)     Subaccount(14)    Subaccount(15)
                                                                         --------------     --------------    --------------
From operations
     Net investment income (loss)                                         $    13,381        $    14,199        $       377
     Net realized gain (loss)                                                      --               (330)             2,075
     Net unrealized appreciation (depreciation)                                    --               (363)           (23,914)
                                                                          -----------        -----------        -----------
     Net increase (decrease) resulting from operations                         13,381             13,506            (21,462)
                                                                          -----------        -----------        -----------
From accumulation unit transactions
     Participant deposits                                                   2,975,473            555,417            243,953
     Participant transfers                                                   (997,922)           119,222             60,058
     Participant withdrawals                                                       --             (2,487)           (31,965)
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets resulting
     from participant transactions                                          1,977,551            672,152            272,046
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets                                  1,990,932            685,658            250,584
Net assets
     Beginning of period                                                           --                 --                 --
                                                                          -----------        -----------        -----------
     End of period                                                        $ 1,990,932        $   685,658        $   250,584
                                                                          ===========        ===========        ===========

                                                                                               Wanger
                                                                          Wanger U.S.      International
                                                                           Small Cap          Small Cap        Wanger Twenty
                                                                         Subaccount(16)    Subaccount(17)      Subaccount(18)
                                                                         --------------    --------------      --------------
From operations
     Net investment income (loss)                                         $    (2,000)       $    (3,347)       $      (721)
     Net realized gain (loss)                                                  (1,172)              (724)             1,434
     Net unrealized appreciation (depreciation)                                27,712           (150,256)               359
                                                                          -----------        -----------        -----------
     Net increase (decrease) resulting from operations                         24,540           (154,327)             1,072
                                                                          -----------        -----------        -----------
From accumulation unit transactions
     Participant deposits                                                     530,194            921,601            143,568
     Participant transfers                                                    166,745            245,667             72,966
     Participant withdrawals                                                       --             (2,678)           (12,273)
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets resulting
     from participant transactions                                            696,939          1,164,590            204,261
                                                                          -----------        -----------        -----------
     Net increase (decrease) in net assets                                    721,479          1,010,263            205,333
Net assets
     Beginning of period                                                           --                 --                 --
                                                                          -----------        -----------        -----------
     End of period                                                        $   721,479        $ 1,010,263        $   205,333
                                                                          ===========        ===========        ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                          Wanger Foreign    Templeton    Templeton Asset
                                                              Forty           Growth        Strategy
                                                          Subaccount(19)  Subaccount(20)  Subaccount(21)
                                                          --------------  --------------  --------------
From operations
     Net investment income (loss)                           $  (2,045)      $    (221)      $    (135)
     Net realized gain (loss)                                    (347)             88            (221)
     Net unrealized appreciation (depreciation)               (28,124)          4,025           1,474
                                                            ---------       ---------       ---------
     Net increase (decrease) resulting from operations        (30,516)          3,892           1,118
                                                            ---------       ---------       ---------
From accumulation unit transactions
     Participant deposits                                     620,856          65,356          20,652
     Participant transfers                                    188,811          15,649          31,008
     Participant withdrawals                                   (5,205)           (300)             --
                                                            ---------       ---------       ---------
     Net increase (decrease) in net assets resulting
     from participant transactions                            804,462          80,705          51,660
                                                            ---------       ---------       ---------
     Net increase (decrease) in net assets                    773,946          84,597          52,778
Net assets
     Beginning of period                                           --              --              --
                                                            ---------       ---------       ---------
     End of period                                          $ 773,946       $  84,597       $  52,778
                                                            =========       =========       =========

                                                                           Templeton
                                                           Templeton       Developing      Mutual Shares
                                                         International       Market        Investments
                                                         Subaccount(22)  Subaccount(23)   Subaccount(24)
                                                         --------------  --------------   --------------
From operations
     Net investment income (loss)                           $    (827)      $    (360)      $    (180)
     Net realized gain (loss)                                      (5)           (231)          2,412
     Net unrealized appreciation (depreciation)                 8,415          (4,933)          2,278
                                                            ---------       ---------       ---------
     Net increase (decrease) resulting from operations          7,583          (5,524)          4,510
                                                            ---------       ---------       ---------
From accumulation unit transactions
     Participant deposits                                     282,737         138,069          37,631
     Participant transfers                                     56,933          26,395           1,328
     Participant withdrawals                                   (1,879)         (2,448)             --
                                                            ---------       ---------       ---------
     Net increase (decrease) in net assets resulting
     from participant transactions                            337,791         162,016          38,959
                                                            ---------       ---------       ---------
     Net increase (decrease) in net assets                    345,374         156,492          43,469
Net assets
     Beginning of period                                           --              --              --
                                                            ---------       ---------       ---------
     End of period                                          $ 345,374       $ 156,492       $  43,469
                                                            =========       =========       =========

                                                                                           Federated
                                                           EAFE Equity     Bankers Trust   U.S. Gov't
                                                              Index           Dow 30      Securities II
                                                          Subaccount(25)  Subaccount(26)  Subaccount(27)
From operations
     Net investment income (loss)                           $    (213)      $     499       $    (587)
     Net realized gain (loss)                                   1,718           2,592              55
     Net unrealized appreciation (depreciation)                (2,128)         (2,367)          5,827

                                                            ---------       ---------       ---------
     Net increase (decrease) resulting from operations           (623)            724           5,295
                                                            ---------       ---------       ---------
From accumulation unit transactions
     Participant deposits                                     101,037         154,857         251,321
     Participant transfers                                      5,076          54,261          64,223
     Participant withdrawals                                     (147)           (132)         (1,069)
                                                            ---------       ---------       ---------
     Net increase (decrease) in net assets resulting
     from participant transactions                            105,966         208,986         314,475
                                                            ---------       ---------       ---------
     Net increase (decrease) in net assets                    105,343         209,710         319,770
Net assets
     Beginning of period                                           --              --              --
                                                            ---------       ---------       ---------
     End of period                                          $ 105,343       $ 209,710       $ 319,770
                                                            =========       =========       =========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                            Federated High
                                                             Income Bond     Federated U.S.        Janus
                                                               Fund II         Gov't Bond      Equity Income
                                                            Subaccount(28)   Subaccount(29)    Subaccount(30)
                                                            --------------   --------------    --------------
From operations
     Net investment income (loss)                             $    (285)        $   6,254         $     641
     Net realized gain (loss)                                       (36)                8              (314)
     Net unrealized appreciation (depreciation)                  (3,788)            6,177           (25,126)
                                                              ---------         ---------         ---------
     Net increase (decrease) resulting from operations           (4,109)           12,439           (24,799)
                                                              ---------         ---------         ---------
From accumulation unit transactions
     Participant deposits                                        80,223           361,400           368,037
     Participant transfers                                       41,338            93,492           150,199
     Participant withdrawals                                       (687)          (13,277)             (640)
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets resulting
                      from participant transactions             120,874           441,615           517,596
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets                      116,765           454,054           492,797
Net assets
     Beginning of period                                             --                --                --
                                                              ---------         ---------         ---------
     End of period                                            $ 116,765         $ 454,054         $ 492,797
                                                              =========         =========         =========

                                                                              Janus Flexible    Morgan Stanley
                                                             Janus Growth         Income         Focus Equity
                                                            Subaccount(31)    Subaccount(32)    Subaccount(33)
                                                            --------------    --------------    --------------
From operations
     Net investment income (loss)                             $  (7,613)        $   6,172         $    (365)
     Net realized gain (loss)                                    (2,112)                7                34
     Net unrealized appreciation (depreciation)                (342,360)             (698)          (11,866)
                                                              ---------         ---------         ---------
     Net increase (decrease) resulting from operations         (352,085)            5,481           (12,197)
                                                              ---------         ---------         ---------
From accumulation unit transactions
     Participant deposits                                     2,115,612           231,832           113,368
     Participant transfers                                      743,886            33,361            24,794
     Participant withdrawals                                    (76,090)           (2,837)           (1,068)
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets resulting
                      from participant transactions           2,783,408           262,356           137,094
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets                    2,431,323           267,837           124,897
Net assets
     Beginning of period                                             --                --                --
                                                              ---------         ---------         ---------
     End of period                                            $2,431,323        $ 267,837         $ 124,897
                                                              =========         =========         =========

                                                            Morgan Stanley   Alger American
                                                              Technology        Leveraged      Engemann Small &
                                                              Portfolio          All Cap        Mid Cap Growth
                                                            Subaccount(34)    Subaccount(35)    Subaccount(36)
                                                            --------------   ---------------   ----------------
From operations
     Net investment income (loss)                             $  (3,409)        $  (3,595)        $    (593)
     Net realized gain (loss)                                    (4,563)          (23,043)               18
     Net unrealized appreciation (depreciation)                (303,408)         (144,487)          (28,359)
                                                              ---------         ---------         ---------
     Net increase (decrease) resulting from operations         (311,380)         (171,125)          (28,934)
                                                              ---------         ---------         ---------
From accumulation unit transactions
     Participant deposits                                       942,314           893,887           185,398
     Participant transfers                                      267,873           322,484            75,425
     Participant withdrawals                                       (358)           (3,285)           (1,019)
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets resulting
                      from participant transactions           1,209,829         1,213,086           259,804
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets                      898,449         1,041,961           230,870
Net assets
     Beginning of period                                             --                --                --
                                                              ---------         ---------         ---------
     End of period                                            $ 898,449         $1,041,961        $ 230,870
                                                              =========         =========         =========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                             Fidelity VIP     Fidelity VIP    Fidelty VIP Growth
                                                              ContraFund         Growth         Opportunities
                                                            Subaccount(37)    Subaccount(38)    Subaccount(39)
                                                            --------------    --------------  ------------------
From operations
     Net investment income (loss)                             $  (2,598)        $  (3,164)        $    (698)
     Net realized gain (loss)                                    (6,700)           (1,310)           (2,751)
     Net unrealized appreciation (depreciation)                 (19,511)          (91,928)          (16,670)
                                                              ---------         ---------         ---------
     Net increase (decrease) resulting from operations          (28,809)          (96,402)          (20,119)
                                                              ---------         ---------         ---------
From accumulation unit transactions
     Participant deposits                                       490,985           736,794           173,365
     Participant transfers                                      229,459           214,707            55,326
     Participant withdrawals                                    (18,393)           (2,331)             (966)
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets resulting
                      from participant transactions             702,051           949,170           227,725
                                                              ---------         ---------         ---------
     Net increase (decrease) in net assets                      673,242           852,768           207,606
Net assets
     Beginning of period                                             --                --                --
                                                              ---------         ---------         ---------
     End of period                                            $ 673,242         $ 852,768         $ 207,606
                                                              =========         =========         =========

                                                                  Bankers Trust
                                                                      NASDAQ
                                                                   Index 100(R)
                                                                  Subaccount(40)
                                                                  --------------
From operations
     Net investment income (loss)                                     $    (49)
     Net realized gain (loss)                                             (691)
     Net unrealized appreciation (depreciation)                         (6,995)
                                                                      --------
     Net increase (decrease) resulting from operations                  (7,735)
                                                                      --------
From accumulation unit transactions
     Participant deposits                                               26,400
     Participant transfers                                              34,097
     Participant withdrawals                                                --
                                                                      --------
     Net increase (decrease) in net assets resulting
                      from participant transactions                     60,497
                                                                      --------
     Net increase (decrease) in net assets                              52,762
Net assets
     Beginning of period                                                    --
                                                                      --------
     End of period                                                    $ 52,762
                                                                      ========

 1  From Inception   June 23,2000         to  December 31, 2000
 2  From Inception   July 11, 2000        to  December 31, 2000
 3  From Inception   August 2, 2000       to  December 31, 2000
 4  From Inception   June 23,2000         to  December 31, 2000
 5  From Inception   August 2, 2000       to  December 31, 2000
 6  From Inception   June 22,2000         to  December 31, 2000
 7  From Inception   June 23,2000         to  December 31, 2000
 8  From Inception   June 23,2000         to  December 31, 2000
 9  From Inception   July 11, 2000        to  December 31, 2000
10  From Inception   October 2, 2000      to  December 31, 2000
11  From Inception   June 23,2000         to  December 31, 2000
12  From Inception   June 22,2000         to  December 31, 2000
13  From Inception   July 3, 2000         to  December 31, 2000
14  From Inception   July 3, 2000         to  December 31, 2000
15  From Inception   June 23, 2000        to  December 31, 2000
16  From Inception   June 23, 2000        to  December 31, 2000
17  From Inception   June 23, 2000        to  December 31, 2000
18  From Inception   July 25, 2000        to  December 31, 2000
19  From Inception   July12, 2000         to  December 31, 2000
20  From Inception   July 11, 2000        to  December 31, 2000
21  From Inception   September 5, 2000    to  December 31, 2000
22  From Inception   July 3, 2000         to  December 31, 2000
23  From Inception   August 22, 2000      to  December 31, 2000
24  From Inception   September 15, 2000   to  December 31, 2000
25  From Inception   August 8, 2000       to  December 31, 2000
26  From Inception   August 2, 2000       to  December 31, 2000
27  From Inception   August 2, 2000       to  December 31, 2000
28  From Inception   September 5, 2000    to  December 31, 2000
29  From Inception   August 2, 2000       to  December 31, 2000
30  From Inception   July 3, 2000         to  December 31, 2000
31  From Inception   June 23, 2000        to  December 31, 2000
32  From Inception   July 3, 2000         to  December 31, 2000
33  From Inception   July 10, 2000        to  December 31, 2000
34  From Inception   July 03, 2000        to  December 31, 2000
35  From Inception   July 03, 2000        to  December 31, 2000
36  From Inception   September 25, 2000   to  December 31, 2000
37  From Inception   July 03, 2000        to  December 31, 2000
38  From Inception   July 03, 2000        to  December 31, 2000
39  From Inception   July 10, 2000        to  December 31, 2000
40  From Inception   November 2, 2000     to  December 31, 2000

                       See Notes to Financial Statements

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account was established June 21, 1982 and currently consists of 42 Subaccounts, that invest in a corresponding series (the "Series"), of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Products Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 40 of the available 42 Institutional Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                          Purchases        Sales
----------                                                          ---------        -----
The Phoenix Edge Series Fund:
        Phoenix-Aberdeen International Series                       $1,129,759     $   37,134
        Phoenix-Aberdeen New Asia Series                                29,102             82
        Phoenix-Bankers Trust Dow 30 Series                            212,570            245
        Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                72,921         12,427
        Phoenix-Duff & Phelps Real Estate Securities Series            426,958         81,141
        Phoenix-Engemann Capital Growth Series                       4,819,949        283,040
        Phoenix-Engemann Nifty Fifty Series                          1,006,126         45,700
        Phoenix-Engemann Small & Mid Cap Growth Series                 275,742         16,254
        Phoenix-Federated U.S. Government Bond Series                  461,550         13,215
        Phoenix-Goodwin Money Market Series                          3,482,627      1,489,867
        Phoenix-Goodwin Multi-Sector Fixed Income Series               832,742        145,590
        Phoenix-Hollister Value Equity Series                        1,520,814         91,709
        Phoenix-J.P.Morgan Research Enhanced Index Series              318,844         43,493
        Phoenix-Janus Equity Income Series                             572,660         53,774
        Phoenix-Janus Flexible Income Series                           272,265          3,455
        Phoenix-Janus Growth Series                                  2,946,096        167,027
        Phoenix-Morgan Stanley Focus Equity Series                     140,482          3,604
        Phoenix-Oakhurst Balanced Series                             1,354,182         37,329
        Phoenix-Oakhurst Growth and Income Series                    1,279,080         45,635
        Phoenix-Oakhurst Strategic Allocation Series                   363,878         20,003
        Phoenix-Sanford Bernstein Mid-Cap Value Series                 352,770         14,722
        Phoenix-Seneca Mid-Cap Growth Series                         2,799,481        126,033
        Phoenix-Seneca Strategic Theme Series                        3,073,216         38,349

The Alger American Fund:
        Alger American Leveraged AllCap Portfolio                    1,294,189         83,418

Deutsche Asset Management VIT Funds:
        EAFE(R) Equity Index Fund                                      113,652          6,022

Federated Insurance Series:
        Federated Fund for U.S. Government Securities II               334,620         20,426
        Federated High Income Bond Fund II                             129,084          8,363

Fidelity(R) Variable Insurance Products:
        VIP Contrafund(R) Portfolio                                    794,531         94,233
        VIP Growth Opportunities Portfolio                             967,634         20,519
        VIP Growth Portfolio                                           248,057         20,752

Franklin Templeton Variable Insurance Products Trust:
        Mutual Shares Securities Fund -- Class 2                        98,534         59,635
        Templeton Asset Strategy Fund -- Class 2                        85,907         34,313
        Templeton Developing Markets Securities Fund -- Class 2        176,447         14,622
        Templeton Growth Securities Fund -- Class 2                    108,859         28,272
        Templeton International Securities Fund -- Class 2             370,142         32,808

The Universal Institutional Funds, Inc.:
        Technology Portfolio                                         1,313,207        105,599

Wanger Advisors Trust:
        Wanger U.S. Small Cap                                          810,637        114,929
        Wanger International Small Cap                               1,208,941         46,487
        Wanger Twenty                                                  287,416         83,552
        Wanger Foreign Forty                                           861,744         58,428

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                                 Subaccount
                                          ------------------------------------------------------------------------------------------
                                                                                            Phoenix-      Phoenix-
                                             Phoenix-       Phoenix-          Phoenix-      Oakhurst      Sanford       Phoenix-
                                          Engemann Nifty   Seneca Mid-    Hollister Value   Growth &   Bernstein Mid-    Engemann
                                              Fifty        Cap Growth         Equity         Income      Cap Value    Capital Growth
                                          --------------   ------------   ---------------   --------   -------------- --------------
Units outstanding, beginning of period             --              --              --              --             --             --
Participant deposits                          374,659       1,062,691         471,623         564,797        155,294      2,242,235
Participant transfers                         130,545         277,595         144,066          79,315          8,976        288,966
Participant withdrawals                        (3,004)         (3,119)         (2,936)         (7,126)            --             --
                                           ----------      ----------      ----------      ----------     ----------     ----------
Units outstanding, end of period              502,200       1,337,167         612,753         636,986        164,270      2,531,201
                                           ==========      ==========      ==========      ==========     ==========     ==========

                                                          Phoenix-Duff &                                  Phoenix-        Phoenix-
                                            Phoenix-       Phelps Real     Phoenix-         Phoenix-       Seneca         Oakhurst
                                            Oakhurst         Estates       Aberdeen       Aberdeen New    Strategic       Strategic
                                            Balanced       Securities    International       Asia           Theme        Allocation
                                            --------      -------------  -------------    ------------    ---------      ----------
Units outstanding, beginning of period             --              --              --              --             --             --
Participant deposits                          529,032         142,606         501,382           3,284      1,282,156        142,889
Participant transfers                          75,092          18,069          96,678          11,259        238,717         26,683
Participant withdrawals                        (1,494)           (338)         (2,280)            (38)            --         (8,700)
                                           ----------      ----------      ----------      ----------     ----------     ----------
Units outstanding, end of period              602,630         160,337         595,780          14,505      1,520,873        160,872
                                           ==========      ==========      ==========      ==========     ==========     ==========

                                                                            Phoenix-
                                                             Phoenix-     J.P. Morgan
                                             Phoenix-        Goodwin        Research                        Wanger
                                          Goodwin Money   Multi-Sector      Enhanced       Wanger U.S.  International
                                              Market      Fixed Income       Index         Small Cap      Small Cap    Wanger Twenty
                                          -------------   ------------    -----------      ---------    -------------  -------------
Units outstanding, beginning of period             --              --              --              --             --             --
Participant deposits                        1,464,592         274,170         125,636         252,486        536,181         69,214
Participant transfers                        (491,021)         59,379          31,043          81,239        148,601         36,668
Participant withdrawals                            --          (1,301)        (17,794)             --         (1,366)        (5,740)
                                           ----------      ----------      ----------      ----------     ----------     ----------
Units outstanding, end of period              973,571         332,248         138,885         333,725        683,416        100,142
                                           ==========      ==========      ==========      ==========     ==========     ==========

                                                                                                          Templeton
                                         Wanger Foreign     Templeton      Templeton       Templeton      Developing   Mutual Shares
                                              Forty          Growth      Asset Strategy  International      Market      Investments
                                         --------------     ---------    --------------  -------------    ----------  -------------
Units outstanding, beginning of period             --              --              --              --             --             --
Participant deposits                          333,569          34,148          10,852         151,222         79,365         20,285
Participant transfers                         101,781           8,195          16,521          30,050         15,893            675
Participant withdrawals                        (1,446)           (188)             --            (887)          (722)            --
                                           ----------      ----------      ----------      ----------     ----------     ----------
Units outstanding, end of period              433,904          42,155          27,373         180,385         94,536         20,960
                                           ==========      ==========      ==========      ==========     ==========     ==========

                                                                                           Federated
                                                             Phoenix-     Federated U.S.      High        Phoenix-        Phoenix-
                                         EAFE(R) Equity   Bankers Trust       Gov't       Income Bond   Federated U.S.  Janus Equity
                                             Index           Dow 30       Securities II     Fund II      Gov't Bond        Income
                                         --------------   -------------   -------------   -----------   --------------  ------------
Units outstanding, beginning of period             --              --              --              --             --             --
Participant deposits                           54,887          76,395         120,967          42,464        172,526        189,691
Participant transfers                           2,675          27,008          31,221          22,106         45,797         80,147
Participant withdrawals                           (86)            (69)           (518)           (392)        (6,385)          (936)
                                           ----------      ----------      ----------      ----------     ----------     ----------
Units outstanding, end of period               57,476         103,334         151,670          64,178        211,938        268,902
                                           ==========      ==========      ==========      ==========     ==========     ==========

                                                            Phoenix-                                         Alger        Phoenix-
                                                             Janus          Phoenix-     Morgan Stanley     American  Engemann Small
                                          Phoenix-Janus     Flexible    Morgan Stanley     Technology      Leveraged    & Mid Cap
                                              Growth         Income      Focus Equity       Portfolio       All-Cap       Growth
                                          -------------     --------    --------------   ---------------   ---------  --------------
Units outstanding, beginning of period             --              --              --              --             --             --
Participant deposits                        1,108,552         112,992          64,020         529,599        500,677        105,691
Participant transfers                         394,167          16,395          14,194         170,090        184,455         47,111
Participant withdrawals                       (45,880)         (1,400)           (606)         (1,273)        (2,067)           (10)
                                           ----------      ----------      ----------      ----------     ----------     ----------
Units outstanding, end of period            1,456,839         127,987          77,608         698,416        683,065        152,792
                                           ==========      ==========      ==========      ==========     ==========     ==========

                                                                                                       Phoenix-Bankers
                                                                                      Fidelty VIP           Trust
                                               Fidelity VIP       Fidelity VIP          Growth           NASDAQ 100
                                               ContraFund(R)         Growth          Opportunities         Index(R)
                                               -------------      ------------       -------------     ----------------
Units outstanding, beginning of period                 --                 --                 --                 --
Participant deposits                              251,839            393,363             93,523             16,526
Participant transfers                             119,716            119,530             30,630             19,783
Participant withdrawals                           (10,171)            (1,175)              (643)                 0
                                                 --------           --------           --------           --------
Units outstanding, end of period                  361,384            511,718            123,510             36,309
                                                 ========           ========           ========           ========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each Subaccount the daily equivalent of .40%, 1.075% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. There were no such costs during the period ended December 31, 2000.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0 for the period ended December 31, 2000.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix Variable intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSE COOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
  Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth Income, Sanford Bernstein Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estates Securities, Aberdeen International, Aberdeen New Asia, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Goodwin Multi-Sector Fixed Income, J.P. Morgan Research Enhanced Index, Wanger U.S. Small-Cap, Wanger International Small-Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Growth, Templeton Asset Strategy, Templeton International, Templeton Developing Market, Mutual Shares Investments, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Bankers Trust NASDAQ 100 Index(R) (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

---------------------------------------

     PHL VARIABLE
     INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
     FINANCIAL STATEMENTS
     DECEMBER 31, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                               PAGE
Report of Independent Accountants ..........................................................................    F-3

Balance Sheet as of December 31, 2000 and 1999 .............................................................    F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.........................................................................    F-5

Statement of Cash Flows for the year ended December 31, 2000, 1999 and 1998 ................................    F-6

Notes to Financial Statements............................................................................F-7 - F-18

PRICEWATERHOUSECOOPERS LLP [LOGO]
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP



February 15, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                          ---------------------------------------
                                                                                  2000                  1999
                                                                          -----------------     -----------------
                                                                                      (IN THOUSANDS)
Assets:
Investments
     Held-to-maturity debt securities, at amortized cost                  $          13,697     $          10,298
     Available-for-sale debt securities, at fair value                              144,217                55,840
     Policy loans                                                                       710                   522
     Short-term investments                                                          72,375                26,140
     Other invested assets                                                            1,618                 1,052
                                                                          -----------------     -----------------
          Total investments                                                         232,617                93,852
Cash and cash equivalents                                                             8,404
Accrued investment income                                                             1,381                   786
Deferred policy acquisition costs                                                    84,842                62,136
Deferred and uncollected premiums                                                     6,790                 6,300
Other assets                                                                          1,942                 4,394
Goodwill, net                                                                           349                   451
Separate account assets                                                           1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total assets                                                    $       1,657,907     $       1,425,866
                                                                          =================     =================
Liabilities:
     Policyholder deposit funds                                           $         195,393     $          64,230
     Policy liabilities and accruals                                                 24,062                14,240
     Deferred income taxes                                                            3,784                   209
     Other liabilities                                                               18,898                11,051
     Separate account liabilities                                                 1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total liabilities                                                       1,563,719             1,347,677
                                                                          -----------------     -----------------
Equity:
     Common stock, $5,000 par value
          (1,000 shares authorized, 500 shares issued and outstanding)                2,500                 2,500
     Additional paid-in capital                                                      79,864                64,864
     Retained earnings                                                               11,553                11,538
     Accumulated other comprehensive income (loss)                                      271                  (713)
                                                                          -----------------     -----------------

          Total equity                                                               94,188                78,189
                                                                          -----------------     -----------------

          Total liabilities and equity                                    $       1,657,907     $       1,425,866
                                                                          =================     =================











        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                    2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
Revenues
      Premiums                                               $         6,168    $         9,838    $          6,280
      Insurance and investment product fees                           30,098             20,618              10,998
      Net investment income                                            9,197              3,871               2,449
      Net realized investment gains                                      116                 27                  49
                                                             ---------------    ---------------    ----------------
             Total revenues                                           45,579             34,354              19,776
                                                             ---------------    ---------------    ----------------

 Benefits and expenses
      Policy benefits and increase in policy liabilities              17,056              9,248               3,964
      Amortization of deferred policy acquisition costs               15,765              4,747               3,976
      Other operating expenses                                        14,006             11,130               5,389
                                                             ---------------    ---------------    ----------------
             Total benefits and expenses                              46,827             25,125              13,329
                                                             ---------------    ---------------    ----------------

 (Loss) income before income taxes                                    (1,248)             9,229               6,447

 Income tax (benefit) expense                                         (1,263)             3,230               2,257
                                                             ---------------    ---------------    ----------------
 Net income                                                               15              5,999               4,190
                                                             ---------------    ---------------    ----------------

 Other comprehensive income (loss), net of income
 taxes
      Unrealized gains (losses) on securities                          1,002               (915)                152
      Reclassification adjustment for net realized
          losses included in net income                                  (18)                (5)                (26)
                                                             ---------------    ---------------    ----------------
             Total other comprehensive income (loss)                     984               (920)                126
                                                             ---------------    ---------------    ----------------

 Comprehensive income                                                    999              5,079               4,316
 Capital contributions                                                15,000             29,000              17,000
                                                             ---------------    ---------------    ----------------
 Net increase in equity                                               15,999             34,079              21,316
 Equity, beginning of year                                            78,189             44,110              22,794
                                                             ---------------    ---------------    ----------------

 Equity, end of year                                         $        94,188      $      78,189      $       44,110
                                                             ===============      =============      ==============













        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                   2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
 Cash flow from operating activities:
 Net income                                                  $            15    $         5,999    $         4,190

 Adjustments to reconcile net income
    to net cash used for operating activities:
 Net realized investment gains                                          (116)               (27)               (49)
 Amortization of goodwill                                                102                102                107
 Deferred income taxes (benefit)                                       3,045              2,883               (987)
 Increase in accrued investment income                                  (595)              (275)              (254)
 Increase in deferred policy acquisition costs                       (23,845)           (23,807)           (15,815)
 Change in other assets/liabilities                                   19,447              8,856              1,881
                                                             ---------------    ---------------    ---------------

 Net cash used for operating activities                               (1,947)            (6,269)           (10,927)
                                                             ---------------    ---------------    ---------------

 Cash flow from investing activities:
 Proceeds from sales, maturities or repayments of
     available-for-sale debt securities                               25,136             11,664             14,133
 Proceeds from maturities or repayments of
     held-to-maturity debt securities                                  4,375                623                634
 Purchase of available-for-sale debt securities                     (110,700)           (33,397)           (28,360)
 Purchase of held-to-maturity debt securities                         (7,683)            (7,000)            (1,216)
 Increase in policy loans                                               (188)              (273)              (249)
 Change in short-term investments, net                               (46,235)           (19,733)            (6,172)
 Purchase of other invested assets                                      (517)
 Other, net                                                                                 (68)              (168)
                                                             ---------------    ---------------    ---------------

 Net cash used for investing activities                             (135,812)           (48,184)           (21,398)
                                                             ---------------    ---------------    ---------------

 Cash flow from financing activities:
 Capital contributions from parent                                    15,000             29,000             17,000
 Increase in policyholder deposit funds, net of interest
 credited                                                            131,163             24,540             14,759
                                                             ---------------    ---------------    ---------------

 Net cash provided by financing activities                           146,163             53,540             31,759
                                                             ---------------    ---------------    ---------------

 Net change in cash and cash equivalents                               8,404               (913)              (566)

 Cash and cash equivalents, beginning of year                                               913              1,479
                                                             ---------------    ---------------    ---------------

 Cash and cash equivalents, end of year                      $         8,404    $                  $           913
                                                             ===============    ==================================

 Supplemental cash flow information:
 Income taxes (received) paid, net                           $        (2,660)   $         3,338    $         1,711









        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

     Short-term investments are carried at amortized cost, which approximates fair value. PHL Variable considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are higher, lower or equal to the guaranteed interest rate. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income or loss in PHL Variable's interest in the separate accounts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDER DEPOSIT FUNDS

     Policyholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     REINSURANCE

     PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     For the tax year ended December 31, 2000, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.


     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.


     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for
     Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on PHL Variable's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION


     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                        GROSS         GROSS
                                                        AMORTIZED     UNREALIZED    UNREALIZED       FAIR
                                                          COST          GAINS         LOSSES         VALUE
                                                       -----------   ------------  ------------   ------------
                                                                          (IN THOUSANDS)

     HELD-TO-MATURITY:
     State and political subdivision bonds             $     1,860   $        236                 $      2,096
     Corporate securities                                   11,837            621  $        (43)        12,415
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $        857  $        (43)  $     14,511
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,468   $        366  $        (12)  $      6,822
     State and political subdivision bonds                  10,339             22           (78)        10,283
     Corporate securities                                   25,616            165          (880)        24,901
     Mortgage-backed or asset-backed securities            100,974          1,267           (30)       102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $   143,397   $      1,820  $     (1,000)  $    144,217
                                                       ===========   ============  ============   ============


     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS          GROSS
                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                          COST          GAINS          LOSSES        VALUE
                                                       -----------   ------------  ------------   ------------
                                                                            (IN MILLIONS)
     HELD-TO-MATURITY:
     Corporate securities                              $    10,298   $        136  $       (169)  $     10,265
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,475   $          3   $      (156)  $      6,322
     State and political subdivision bonds                  10,366                         (343)        10,023
     Corporate securities                                   16,637                         (983)        15,654
     Mortgage-backed or asset-backed securities             24,194                         (353)        23,841
                                                       -----------   ------------  ------------   ------------

     Total                                             $    57,672   $          3   $    (1,835)  $     55,840
                                                       ===========   ============   ===========   ============


PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY           AVAILABLE-FOR-SALE
                                                         AMORTIZED      FAIR         AMORTIZED       FAIR
                                                           COST         VALUE          COST          VALUE
                                                       -----------   ------------  ------------   ------------
                                                                           (IN THOUSANDS)


     Due in one year or less                                                        $     7,394   $      7,384
     Due after one year through five years             $     5,837   $      6,024        16,345         16,331
     Due after five years through ten years                  6,000          6,391         9,990         10,373
     Due after ten years                                     1,860          2,096         8,694          7,918
     Mortgage-backed or asset-backed securities                                         100,974        102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $     14,511  $    143,397   $    144,217
                                                       ===========   ============  ============   ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                    2000            1999             1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         7,254  $        3,362   $         2,142
     Policy loans                                                         12               7                 1
     Short-term investments                                            2,049             561               344
                                                             ---------------  --------------   ---------------


       Sub-total                                                       9,315           3,930             2,487
     Less: investment expenses                                           118              59                38

                                                             ---------------  --------------   ---------------

     Net investment income                                   $         9,197  $        3,871   $         2,449
                                                             ===============  ==============   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                   2000             1999            1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         2,652  $       (2,399)  $           333
     DAC                                                              (1,139)            983              (139)
     Deferred income taxes (benefits)                                    529            (496)               68
                                                             ---------------  --------------   ---------------

     Net unrealized investment gains (losses)
        on securities available-for-sale                     $           984  $         (920)  $           126
                                                             ===============  ==============   ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 2000, 1999 and 1998 were $1.5 million, $6.0 million, and $10.0 million, respectively. The gross realized gains associated with these sales were $20.6 thousand, $7.4 thousand, and $37.7 thousand in 2000, 1999 and 1998, respectively.

5.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                                      DECEMBER 31,
                                                       ----------------------------------------
                                                               2000                  1999
                                                       ------------------      ----------------
                                                                    (IN THOUSANDS)
     Goodwill                                         $            1,020       $          1,020
     Accumulated amortization                                       (671)                  (569)
                                                      ------------------       ----------------
     Total goodwill, net                              $              349       $            451
                                                      ==================       ================

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                                           2000                1999                  1998
                                   ------------------   ----------------     ------------------
Income taxes:
   Current                         $          (4,308)   $            347      $           3,244
   Deferred                                    3,045               2,883                   (987)
                                   ------------------   ----------------     ------------------
Total                              $          (1,263)   $          3,230      $           2,257
                                   ==================   ================     ==================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                          2000                    1999                  1998
                                    ---------------------- --------------------- -----------------------
                                     (IN THOUSANDS)    %    (IN THOUSANDS)   %    (IN THOUSANDS)    %
                                    ---------------  ----- --------------- ----- ---------------  ------

     Income tax (benefit)
       expense at statutory rate    $          (437)   35% $       3,230     35% $         2,256     35%
     Dividend received deduction
      and tax-exempt interest                  (853)   68%            (1)     0%
     Other, net                                  27   (2)%             1      0%               1      0%
                                    ---------------  ----- --------------  ----- ---------------  ------
     Income taxes                   $        (1,263)  101% $       3,230     35% $         2,257     35%
                                    ===============  ===== ==============  ===== ===============  ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                              2000                    1999
                                                        ----------------        ----------------
                                                                     (IN THOUSANDS)
     DAC                                                $         25,084        $         17,890
     Surrender charges                                           (14,715)                (17,597)
     Unearned premium/deferred revenue                              (296)                   (115)
     Investments                                                      93                     104
     Future policyholder benefits                                  2,033                     376
     Net operating loss carryforward                              (8,373)
     Other                                                          (187)                    (65)
                                                        ----------------        ----------------
                                                                   3,639                     593
     Net unrealized investment gains (losses)                        145                    (384)
                                                        ----------------        ----------------

     Deferred income tax liability, net                 $          3,784        $            209
                                                        ================        ================

     Gross deferred income tax assets totaled $23.6 million and $18.2 million at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $27.4 million and $18.4 million at December 31, 2000 and 1999, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2000 and 1999, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                  2000             1999              1998
                                                             ---------------  ----------------  ---------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:                                   $         1,540  $         (1,409) $           234
     Before-tax amount                                                   538              (494)              82
                                                             ---------------  ----------------  ---------------
     Income tax expense (benefit)                                      1,002              (915)             152
                                                             ---------------  ----------------  ---------------
     Total

     Reclassification adjustment for net losses realized
      in net income:
     Before-tax amount                                                   (27)               (7)             (40)
     Income tax benefit                                                   (9)               (2)             (14)
                                                             ---------------  ----------------  ---------------
     Total                                                               (18)               (5)             (26)
                                                             ---------------  ----------------  ---------------

     Net unrealized gains (losses) on securities
      available-for-sale:
     Before-tax amount                                                 1,513            (1,416)             194
     Income tax expense (benefit)                                        529              (496)              68
                                                             ---------------  ----------------  ---------------
     Total                                                   $           984  $           (920) $           126
                                                             ===============  ================  ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                            -----------------------------------------
                                                                  2000                    1999
                                                            -----------------       -----------------
                                                                         (IN THOUSANDS)
     Accumulated other comprehensive income
      (loss) on securities available-for-sale:
     Balance, beginning of year                             $            (713)      $             207
     Change during period                                                 984                    (920)
                                                            -----------------       -----------------
     Balance, end of year                                   $             271       $            (713)
                                                            =================       =================

8.   REINSURANCE

     PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,185 thousand, $1,114 thousand and $668 thousand, less claims of $188 thousand, $22 thousand and $13 thousand for the year ended December 31, 2000, 1999 and 1998, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. PHL Variable had approximately $0.7 billion of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded as of December 31, 1999. Approximately $638.7 thousand of claims were recovered in 2000. No claims were recovered for the years 1999 and 1998.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2000 and 1999. There were no claims recovered as of December 31, 2000. Claims recovered were $455 thousand as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $34.3 million, $22.0 million and $8.7 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to Phoenix were $15.8 million and $2.8 million as of December 31, 2000 and 1999, respectively.

     Phoenix Investment Partners Ltd., through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.1 million, $2.2 million and $1.3 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to the affiliated investment advisors were $19 thousand and $7 thousand, as of December 31, 2000 and 1999, respectively.

     Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. Concessions paid to PEPCO, which in turn paid commissions for contracts sold through W.S. Griffith & Co., Inc., and other outside broker dealers, were $20.0 million, $9.8 million and $9.6 million for the year ended December 31, 2000, 1999 and 1998, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Amounts payable to PEPCO were $2.3 million and $0.8 million, as of December 31, 2000 and 1999, respectively.

     PHL Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $2.6 million, $2.6 million and $2.5 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to PHL Associates were $41 thousand and $0.9 million, as of December 31, 2000 and 1999, respectively.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                               2000                    1999
                                                        -----------------       ----------------
                                                                     (IN THOUSANDS)

     Balance at beginning of year                       $          62,136       $         36,686
     Acquisition cost deferred                                     39,610                 29,214
     Amortized to expense during the year                         (15,765)                (4,747)
     Adjustment to net unrealized investment
        (losses) gains included in other
        comprehensive income                                       (1,139)                   983
                                                        -----------------       ----------------
     Balance at end of year                             $          84,842       $         62,136
                                                        =================       ================

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 2000 and 1999 were $195.4 million and $64.2 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

12.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999 and 1998. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                      2000               1999              1998
                                                 ---------------    --------------    --------------
                                                                    (IN THOUSANDS)

     Statutory net income                        $       (32,352)   $       (1,655)   $        1,542
     DAC, net                                             23,845            24,466            15,815
     Future policy benefits                               20,219           (13,826)          (14,056)
     Deferred income taxes                               (11,418)           (2,883)              987
     Other, net                                             (279)             (103)              (98)
                                                 ---------------    --------------    --------------

     Net income, as reported                     $            15    $        5,999    $        4,190
                                                 ===============    ==============    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                       2000                    1999
                                                 -----------------       -----------------
                                                                (IN THOUSANDS)

     Statutory surplus and AVR                   $          49,624       $          66,354
     DAC, net                                               85,247                  61,403
     Future policy benefits                                (29,336)                (48,721)
     Investment valuation allowances                           459                  (1,089)
     Deferred income taxes                                 (12,156)                   (209)
     Other, net                                                350                     451
                                                 -----------------       -----------------

     Equity, as reported                         $          94,188       $          78,189
                                                 =================       =================

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on PHL Variable's statutory surplus is expected to increase surplus approximately $584.1 thousand (unaudited), primarily as a result of recording deferred income taxes.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                OTHER INFORMATION

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Registration Statement (No. 33-87376) on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) dated July 20, 1995.

                (4) (a) Form of Variable Annuity Contract (Premium Edge) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

                (5) (a) Form of Application (Premium Edge) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

                (6) (a) Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Registration Statement (File No. 033-87376) on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Registration Statement (File No. 033-87376) on Form N-4 dated December 14, 1994.

                (7)    Not Applicable.

                (8)    Not Applicable.


                (9) Written Opinion of Susan E. Schechter, Esq. incorporated into Exhibit 10(a).

                (10) (a) Written Consent of Susan E. Schechter, Esq., filed via
                     Edgar herewith. (b) Written Consent of
                     PricewaterhouseCoopers LLP, filed via Edgar herewith.

                (11) Not Applicable.

                (12) Not Applicable.

                (13) (a) Explanation of Yield and Effective Yield Calculation is
                         incorporated by reference to Registrant's
                         Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 033-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's initial N-4 filing (File No. 333-95611) on January 28, 2000 (Accession Number 0000949377-00-000035).

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

               NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITION WITH DEPOSITOR
               ----                              --------------------------                      -----------------------


               Carl T. Chadburn*                                                                 Director

               Robert W. Fiondella*                                                              Director and Chairman

               Joseph E. Kelleher**                                                              Director and Senior
                                                                                                 Vice President

               Philip R. McLoughlin*                                                             Director, Executive Vice President
                                                                                                 and Chief Investment Officer

               David W. Searfoss*                                                                Director, Executive Vice President
                                                                                                 and Chief Financial Officer

               Simon Y. Tan*                                                                     Director and President

               Dona D. Young*                                                                    Director and Executive
                                                                                                 Vice President

               Michael J. Gilotti*                                                               Executive Vice President

               Robert G. Lautensack, Jr.*                                                        Senior Vice President



* The principal business address of this individual is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06115.
** The principal business address of this individual is PHL Variable Insurance Company, 100 Bright Meadow Boulevard, Enfield, Connecticut 06082.


ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


    As of February 28, 2000, there were 1,950 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL                 POSITIONS AND OFFICES
          BUSINESS ADDRESS                   WITH UNDERWRITER
          ----------------                   ----------------

          Michael E. Haylon*                 Director

          Philip R. McLoughlin*              Director and Chairman

          William R. Moyer*                  Director, Executive Vice President
                                             and Chief Financial Officer
                                             and Treasurer

          Barry Mandinach***                 Executive Vice President,
                                             Chief Marketing Officer,
                                             Retail Division

          Robert R. Tousignant*              Executive Vice President,
                                             Chief Sales Officer

          John F. Sharry*                    President, Retail Distribution

          Robert S. Driessen*                Vice President, Compliance

          G. Jeffrey Bohne**                 Senior Vice President, Mutual
                                             Fund Customer Service

          Jacqueline M. Porter*              Assistant Vice President,
                                             Financial Reporting

* The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115.
** The principal business address of this individual is 101 Munson St., PO Box 810, Greenfield, MA 01302-0810.
*** The principal business address of this individual is 900 Third
    Avenue, New York, NY 10022


           (c) Compensation received by PEPCO during Registrant's last fiscal year:


NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION               BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
-----------                    -------------------------           -------------              -----------            ------------

PEPCO                              $2.1 million                          $0                        $0                      $0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut on this 29th day of March, 2001.


                                         PHL VARIABLE INSURANCE COMPANY

                                         By:  *Simon Y. Tan
                                              -------------
                                              Simon Y. Tan
                                              President

                                         PHL VARIABLE ACCUMULATION ACCOUNT

                                         By:  *Simon Y. Tan
                                              -------------
                                              Simon Y. Tan
                                              President of PHL Variable
                                                Insurance Company


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of March, 2001.


       SIGNATURE                                TITLE
       ---------                                -----

--------------------------------
**Carl T. Chadburn                              Director

--------------------------------                Director and Chairman
*Robert W. Fiondella                            (Principal Executive Officer)

--------------------------------                Director
*Joseph E. Kelleher

--------------------------------                Director
*Philip R. McLoughlin

--------------------------------                Director
*David W. Searfoss

--------------------------------                Director and President
*Simon Y. Tan

/s/ Dona D. Young                               Director
--------------------------------
*Dona D. Young

By:/s/ Dona D. Young
   -----------------------------
*Donna D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.
**Dona D. Young, as Attorney-in-Fact pursuant to Powers of Attorney, a copy of which is filed herewith.

                               POWER OF ATTORNEY


    I, the undersigned member of the Directors of PHL Variable Insurance Company, do hereby constitute and appoint each of Simon Y. Tan, Dona D. Young, and Philip R. McLoughlin as my true and lawful attorneys and agents, and with full power to act without the others, are hereby authorized, empowered and directed to take all action necessary, on behalf of PHL Variable Insurance Company, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable Federal laws, including the filing of registration statements, any amendments to registration statements, any undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities issued or sold by PHL Variable Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents.

    I hereby declare that a photostatic, xerographic or other similar copy of this original instrument shall be as effective as the original.

    I hereby further revoke any and all powers of attorney previously given by myself with respect to the above-named company, provided that this revocation shall not affect the exercise of such powers prior to the date hereof.

    WITNESS my hand and seal on the date set forth below.


Date: May 16, 2000


/s/Carl T. Chadburn
--------------------------
Carl T. Chadburn, Director

                                  EXHIBIT 10(a)

                         CONSENT AND OPINION OF COUNSEL

To Whom It May Concern:

I hereby consent to the reference to my name under the caption "Legal Matters" in the Prospectus contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-95611) filed by PHL Variable Accumulation Account with the Securities and Exchange Commission under the Securities Act of 1933.

As Counsel to the depositor, I am familiar with the variable annuity, Phoenix Premium Edge, which is the subject of this Form N-4 registration statement.

In connection with this opinion, I have reviewed the contracts, the registration statement, the charter and by-laws of the company, relevant proceedings of the Board of Directors, and the provisions of Connecticut insurance law relevant to the issuance of the Contracts.

Based upon this review, I am of the opinion that the contracts, when issued, will be validly issued, and will constitute a legal and binding obligation of PHL Variable Insurance Company.

Very truly yours,


/s/ Susan E. Schechter
--------------------------------------------
Susan E. Schechter, Counsel
PHL Variable Insurance Company

Dated: March 29, 2001

                                  EXHIBIT 10(b)

                      CONSENT OF PRICEWATERHOUSECOOPERS LLP

                       CONSENT OF INDEPENDENT ACCOUNTANTS
                       ----------------------------------

We hereby consent to the use in this Post-Effective Amendment No. 2 to the registration statement on Form N-4 ("Registration Statement") of our reports dated March 14, 2001 and February 15, 2001, relating to the financial statements of the PHL Variable Accumulation Account and PHL Variable Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference to us under the heading "Experts" in such Registration Statement.


/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Hartford, Connecticut
March 29, 2001